UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments

Strategic Partners International Growth Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 99.4%
Common Stocks — 98.0%
Australia — 2.5%
Allco Finance Group Ltd.	113,500	$1,112,033
Macquarie Bank Ltd.	79,849	5,029,423

		6,141,456

Austria — 1.7%
Erste Bank der Oesterreichischen Sparkassen AG	30,340	2,371,498
Reiffeisen International Bank Holding AG	12,100	1,861,575

		4,233,073

Belgium — 0.4%
InBev NV	15,900	1,025,582

Brazil — 1.1%
Companhia de Concessoes Rodviarias (CCR)	25,700	337,577
Gol-Linhas Aereas Inteligentes SA(a)	21,400	644,354
Localiza Rent A Car SA	16,200	490,031
Natura Cosmeticos SA	87,900	1,187,698

		2,659,660

Canada — 3.3%
Manulife Financial Corp.	106,600	3,596,210
Shoppers Drug Mart Corp.	53,600	2,291,026
Suncor Energy, Inc.	27,100	2,008,090

		7,895,326

Chile — 0.5%
Cescosud SA, ADR, 144A	24,900	1,317,145

China — 0.6%
Focus Media Holding Ltd., ADR*	16,900	1,396,954

Columbia — 0.4%
Bancolombia SA, ADR	34,200	1,017,450

France — 13.7%
Axa SA	100,240	4,250,885
Cap Gemini SA	31,000	1,980,914
Essilor International SA	22,900	2,573,723
Eurazeo	15,015	2,079,866
Groupe Danone	40,500	6,261,104
Iliad SA	9,800	964,761
L’Oreal SA	66,000	6,975,200
LVMH Moet Hennessy Louis Vuitton SA	39,400	4,173,050
Veolia Environnement	56,100	3,947,731

		33,207,234

Germany — 2.4%
Bijou Brigitte Modische Accessoires AG	2,100	428,962
E.ON AG	30,800	4,202,830
SAP AG	24,600	1,140,160

		5,771,952

Greece — 1.1%
National Bank of Greece SA	53,560	2,798,438

Hong Kong — 2.9%
Esprit Holdings Ltd.	243,700	2,478,687
Foxconn International Holding Ltd.*	230,000	689,144
Hopson Development Holdings Ltg	210,000	499,415
Li & Fung Ltd.	1,041,500	3,261,488

		6,928,734

India — 3.5%
Bharat Heavy Electricals Ltd.	34,400	1,968,918
Bharti Airtel Ltd.*	130,600	2,097,460
Infosys Technologies Ltd., ADR	52,900	3,068,200
Suzlon Energy Ltd.	48,200	1,246,141

		8,380,719

Ireland — 1.4%
Anglo Irish Bank Corp. PLC	134,384	2,730,167
IAWS Group PLC	31,300	751,013

		3,481,180

Italy — 3.8%
FASTWEB	21,900	1,206,970
Luxottica Group SpA	132,700	4,132,183
Saipem SpA	153,800	3,796,158

		9,135,311

Japan — 16.5%
Aeon Mall Co. Ltd.	30,000	1,695,284
Bank of Fukuoka Ltd. (The)	192,000	1,532,268
Canon, Inc.	87,300	4,607,066
Denso Corp.	136,000	5,468,195
Fanuc Ltd.	25,700	2,390,158
Honeys Co. Ltd.	15,700	628,053
Jupiter Telecommunications Co. Ltd.*	1,711	1,405,343
K.K. DaVinci Advisors*	639	748,634
Keyence Corp.	10,990	2,480,962
Komatsu Ltd.	120,000	2,547,363
ORIX Corp.	22,600	6,522,366
Sharp Corp.	128,000	2,186,662
Shin-Etsu Chemical Co. Ltd.	37,100	2,419,751
Suruga Bank Ltd.	128,000	1,678,446
Yamada Denki Co. Ltd.	12,260	1,020,874
Yamaha Motor Co. Ltd.	88,400	2,745,673

		40,077,098

Mexico — 3.2%
America Movil SA de CV (Class L Stock)	1,550,500	3,441,265
Wal-Mart de Mexico SA de CV (Class V Stock)	964,300	4,269,048

		7,710,313

Netherlands — 1.3%
Koninklijke Numico NV	33,600	1,784,460
TomTom NV*	33,100	1,390,453

		3,174,913

Russia — 0.4%
CTC Media, Inc.*	42,000	903,420

Singapore — 2.1%
CapitaLand Ltd.	1,167,000	5,122,930

South Africa — 0.5%
Naspers Ltd. (Class N Stock)	51,900	1,310,824

South Korea — 0.7%
Samsung Electronics Co. Ltd.	2,810	1,740,108

Spain — 2.0%
Industria de Diseno Textil SA	84,000	4,774,437

Sweden — 1.5%
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock)	709,000	2,821,334
Modern Times Group AB (Class B Stock)*	13,300	845,358

		3,666,692

Switzerland — 9.7%
ABB Ltd.	411,000	7,318,779
EFG International*	37,500	1,304,125
Geberit	650	1,099,762
Kuehne & Nagel International AG	26,100	2,022,778
Nestle SA	11,500	4,225,539
Nobel Biocare Holding AG	4,400	1,459,782
Roche Holding AG	23,050	4,341,445
SGS SA*	1,710	1,882,187

		23,654,397

Taiwan — 1.2%
Hon Hai Precision Industry Co. Ltd.	417,221	2,866,737

United Kingdom — 19.6%
Acergy SA*	59,300	1,159,271
BG Group PLC	405,370	5,355,626
Cairn Energy PLC*	40,800	1,349,262
Capita Group PLC	221,100	2,763,709
1

Carphone Warehouse PLC	185,900	1,133,044
HBOS PLC	292,500	6,401,415
Man Group PLC	268,900	2,836,411
Northern Rock PLC	133,100	3,082,002
Reckitt Benckiser PLC	123,310	5,953,160
Rolls-Royce Group PLC*	537,400	4,966,288
Rotork PLC	51,600	845,458
Standard Chartered PLC	101,900	2,939,782
Tesco PLC	807,400	6,653,458
Tullow Oil PLC	86,700	679,889
Vedanta Resources PLC	59,500	1,361,878

		47,480,653

Total Common Stocks
(Cost $171,541,856)		237,872,736

Preferred Stocks — 1.4%
Brazil — 1.4%
Banco Itau Holding Financeira SA 2.10%	46,900	1,733,316
Petroleo Brasileiro SA	71,900	1,586,570

Total Preferred Stocks
(Cost $1,419,491)		3,319,886

Total Long-Term Investments
(Cost $172,961,347)		241,192,622

Short-Term Investments — 3.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $8,988,624; includes $638,168 of cash collateral for securities on loan) (b)(w)	8,988,624	8,988,624

Total Investments(o) — 103.1%
(Cost $181,949,971)(p)		250,181,246
Liabilities in Excess of Other Assets — (3.1)%		(7,584,871)

NET ASSETS — 100.0%		$242,596,375

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $638,169; cash collateral of $635,580 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of January 31, 2007, 76 securities representing $207,981,374 and 0.86% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Fund’s investments was $182,203,750 accordingly, net unrealized appreciation on investments for federal income tax purposes was $67,977,496 (gross unrealized appreciation - $69,255,014; gross unrealized depreciation - $1,277,518). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and tax adjustments for Passive Foreign Investment Companies.

(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 were as follows:

Diversified Operations	8.8%
Oil & Gas	7.2
Financial Services	7.1
Retail & Merchandising	6.9
Food	6.5
Financial - Bank & Trust	5.5
Banks	5.4
Electronics	3.8
Affiliated Money Market Mutual Fund (including 0.3% of collateral received for securities on loan)	3.7
Automotive Parts	3.4
Utilities	3.3
Insurance	3.2
Real Estate Investment Trust	3.0
Media	2.9
Consumer Products & Services	2.9
Computer Services & Software	2.1
Automobile Manufacturers	2.0
Telecommunications	1.9
Office Equipment	1.9
Pharmaceuticals	1.8
Food Products	1.7
Healthcare Products	1.7
Commercial Services	1.5
Machinery & Equipment	1.3
Wireless Telecommunication Service	1.2
Leisure Equipment	1.1
Industrial Products	1.1
Software	1.1
Building & Construction	1.1
Machinery	1.0
Chemicals	1.0
Electronic Components & Equipment	1.0
Transportation	0.8
Financial - Brokerage	0.7
Commercial Banks	0.7
Personal Products	0.5
Beverages	0.4
Internet	0.4
Construction	0.3
Telecommunications Equipment	0.3
Energy - Exploration & Production	0.3
Airlines	0.3
Clothing & Apparel	0.3

103.1%
Liabilities in Excess of Other Assets	(3.1)

100.0%

2

Strategic Partners Small Cap Growth Fund
Schedule of Investments
January 31, 2007 (Unaudited)

	Shares	Value

Long-Term Investments — 97.2%
Common Stocks
Advertising — 0.6%
Marchex, Inc. (Class B Stock)(a)	38,330	$466,476

Aerospace — 2.4%
AAR Corp.(a)*	32,234	960,251
Aegean Marine Petroleum Network, Inc.*	28,290	486,022
Be Aerospace, Inc.*	19,950	594,111

		2,040,384

Aerospace & Defense — 0.4%
HEICO Corp.	9,580	351,011

Apparel Manufacturers — 0.3%
Carter’s, Inc.*	10,500	266,700

Automobile Manufacturers — 0.6%
A.S.V., Inc.(a)*	32,327	547,943

Automotive Parts — 1.1%
CSK Auto Corp.(a)*	22,300	369,511
Midas, Inc.*	24,190	547,420

		916,931

Banks — 0.6%
Signature Bank*	15,999	529,727

Beverages — 0.4%
Central European Distribution Corp.*	10,090	297,554

Biotechnology — 1.9%
Cambrex Corp.	17,964	393,052
Illumina, Inc.(a)*	26,142	1,067,881
Meridian Bioscience Inc	3,640	107,926

		1,568,859

Broadcasting — 0.4%
Viasat, Inc.*	10,670	351,790

Building Materials — 1.2%
Ceradyne, Inc.*	10,000	540,800
The Genlyte Group, Inc.*	5,850	443,255

		984,055

Business Services — 0.4%
Perficient, Inc.*	15,510	324,314

Clothing & Apparel — 0.5%
Iconix Brand Group, Inc.*	23,150	460,917

Commercial Services — 8.4%
Arbitron, Inc.	7,600	352,412
Barrett Business Services, Inc.	23,270	511,940
Concur Technologies, Inc.(a)*	28,010	421,551
Costar Group, Inc.*	16,769	796,024
CRA International, Inc.(a)*	18,279	985,604
FirstService Corp.*	31,050	779,976
HMS Holding Corp.*	21,990	428,365
ICT Group, Inc.*	7,562	215,668
Korn/Ferry International*	19,750	471,630
Rollins, Inc.	28,680	625,798
Steiner Leisure Ltd.*	13,900	649,964
Team, Inc.(a)*	16,790	573,378
TeleTech Holdings, Inc.*	12,100	326,095

		7,138,405

Computer Hardware — 0.5%
Cray, Inc.*	26,390	306,124
Par Technology Corp.*	15,912	151,164

		457,288

Computer Networking — 0.6%
Atheros Communications, Inc.*	19,890	472,586

Computer Services & Software — 4.5%
Advent Software, Inc.(a)*	18,060	645,645
Computer Programs & Systems, Inc.	8,850	280,988
Equinix, Inc.(a)*	4,000	336,280
Hyperion Solutions Corp.*	17,777	750,545
Informatica Corp.*	53,607	673,304
Mantech International Corp. (Class A Stock)*	9,250	315,610

Savvis, Inc.*	6,660	298,501
The9 Ltd., ADR(a)*	14,110	519,953

		3,820,826

Construction — 1.0%
Shaw Group, Inc.*	25,577	863,480

Consumer Products & Services — 0.5%
Central Garden & Pet Co.*	9,240	413,860

Diversified Financial Services
GFI Group, Inc.	550	35,193

Education — 0.3%
Blackboard, Inc.(a)*	7,900	230,680

Electronic Components — 1.3%
IXYS Corp.*	19,450	175,245
Trimble Navigation Ltd.*	15,833	895,831

		1,071,076

Electronics — 2.1%
Coherent, Inc.(a)*	30,213	929,050
Rogers Corp.*	13,086	676,284
SRS Labs, Inc.*	21,410	211,317

		1,816,651

Entertainment & Leisure — 2.9%
Allegiant Travel Co.*	2,500	83,125
Century Casinos, Inc.*	59,860	643,495
Life Time Fitness, Inc.(a)*	9,780	530,076
Pinnacle Entertainment, Inc.*	11,060	381,902
Scientific Games Corp. (Class A Stock)(a)*	26,660	827,526

		2,466,124

Financial - Bank & Trust — 1.8%
Glacier Bancorp, Inc.	15,750	369,652
National City Corp.	2,685	101,627
Texas Capital Banshares, Inc.*	32,398	630,465
Wintrust Financial Corp.(a)	9,259	423,970

		1,525,714

Financial - Brokerage — 1.2%
Cohen & Steers, Inc.	21,478	1,047,052

Financial Services — 5.6%
First Mercury Financial Corp.*	21,910	479,829
Greenhill & Co., Inc.(a)	3,250	243,523
International Securities Exchange Holdings, Inc.	6,010	248,994
Investment Technology Group, Inc.*	18,380	801,368
NewStar Financial, Inc.(a)*	23,760	457,855
optionsXpress Holdings, Inc.	18,310	434,862
Portfolio Recovery Associates, Inc.(a)*	14,660	637,270
Valueclick, Inc.(a)*	55,734	1,422,332

		4,726,033

Food & Staples Retailing — 0.6%
SunOpta, Inc.(a)*	47,680	517,805

Gaming — 1.6%
Shuffle Master, Inc.(a)*	50,599	1,346,439

Healthcare Equipment & Supplies — 0.6%
Cutera, Inc.*	17,400	496,770

Healthcare Providers & Services — 0.4%
Systems Xcellence, Inc.*	16,000	336,800

Healthcare Services — 2.3%
AMN Healthcare Services, Inc.(a)*	9,520	246,378
Five Star Quality Care, Inc.(a)*	65,640	796,213
Healthways, Inc.(a)*	6,850	311,058
The Trizetto Group, Inc.*	13,300	275,842
United Surgical Partners International, Inc.*	9,750	297,083

		1,926,574

Healthcare-Products — 4.9%
Inverness Medical Innovations, Inc.*	30,551	1,259,312
Kensey Nash Corp.*	10,907	345,534
NuVasive, Inc.(a)*	31,181	754,892
Orthovita, Inc.*	108,910	381,185

1

PolyMedica Corp.(a)	16,490	$660,259
PSS World Medical, Inc.(a)*	6,581	131,752
The Spectranetics Corp.*	54,770	582,753

		4,115,687

Insurance — 1.8%
Amerisafe, Inc.*	27,583	455,947
Amtrust Financial Services(a)	48,420	451,274
Security Capital Assurance Ltd.	22,150	630,389

		1,537,610

Internet Services — 3.2%
CNET Networks, Inc.*	4,250	38,888
Cybersource Corp.*	13,400	172,860
DealerTrack Holdings, Inc.*	13,430	372,280
J2 Global Communications, Inc.(a)*	24,982	661,523
Navisite, Inc.*	38,690	208,926
Nutri/System, Inc.(a)*	7,690	338,744
Online Resources Corp.*	39,749	404,645
TIBCO Software, Inc.*	10,700	99,296
WebEx Communications, Inc.*	10,850	402,318

		2,699,480

Machinery — 0.7%
Flow International Corp.*	48,950	571,736

Machinery & Equipment — 5.2%
Avocent Corp.*	21,258	734,251
Franklin Electric Co., Inc.	6,800	342,584
Gardner Denver, Inc.*	30,451	1,173,886
IDEX Corp.	10,726	556,679
Intermec, Inc.*	36,529	877,792
Kennametal, Inc.	11,946	738,263

		4,423,455

Medical Supplies & Equipment — 5.0%
Adams Respiratory Therapeutics, Inc.*	9,920	444,912
Angiodynamics, Inc.(a)*	29,550	780,120
Kyphon, Inc.*	4,690	219,445
Mentor Corp.	24,510	1,249,765
Micrus Endovascular Corp.*	17,230	409,212
Novamed, Inc.*	48,320	360,467
Resmed, Inc.(a)*	10,000	525,800
Vital Images Inc.*	7,350	246,593

		4,236,314

Metals & Mining — 0.8%
Ladish Co., Inc.*	17,415	708,791

Oil & Gas Exploration/Production — 0.3%
Core Laboratories NV(a)*	3,030	249,672

Oil, Gas & Consumable Fuels — 6.3%
Berry Petroleum Co. (Class A Stock)	7,300	226,592
Cabot Oil & Gas Corp.	7,675	497,800
Comstock Resources, Inc.*	11,650	372,218
Frontier Oil Corp.	20,600	585,246
Hydril Co.*	11,719	926,973
Oil States International, Inc.(a)*	33,065	952,933
Parker Drilling Co.*	6,000	55,560
St. Mary Land & Exploration Co.	10,850	390,492
Superior Energy Services, Inc.*	43,910	1,331,351

		5,339,165

Personnel Services — 0.7%
Administaff, Inc.	6,500	266,110
Labor Ready, Inc.*	15,350	288,273

		554,383

Pharmaceuticals — 5.5%
American Medical Systems Holdings, Inc.(a)*	108,566	2,160,464
HealthExtras, Inc.(a)*	15,915	406,787
Integra LifeSciences Holdings Corp.*	21,924	943,828
KV Pharmaceutical Co. (Class A Stock)(a)*	17,910	451,869
Lemaitre Vascular, Inc.*	61,400	388,048

Medicis Pharmaceutical Corp. (Class A Stock)	7,650	$290,165

		4,641,161

Railroads — 0.6%
American Railcar Industries, Inc.	17,340	514,651

Real Estate — 0.5%
HFF Inc. (Class A Stock)*	11,050	206,635
Meruelo Maddux Properties, Inc.*	23,290	248,737

		455,372

Real Estate Investment Trusts — 2.2%
Highland Hospitality Corp.	50,005	794,080
KKR Financial Corp.(a)	24,140	653,228
RADvision Ltd.*	21,630	422,434

		1,869,742

Restaurants — 0.1%
California Pizza Kitchen, Inc.*	2,800	99,820

Retail & Merchandising — 4.4%
Cache, Inc.(a)*	22,400	515,424
GameStop Corp. (Class B Stock)*	9,200	491,832
Hibbett Sporting Goods, Inc.*	10,575	339,563
J Crew Group, Inc.*	2,430	88,282
Jos. A. Bank Clothiers, Inc.(a)*	18,321	567,218
Select Comfort Corp.(a)*	22,350	412,134
Stein Mart, Inc.	3,700	49,987
Tractor Supply Co.(a)*	24,374	1,226,744

		3,691,184

Semiconductors — 2.4%
Aeroflex, Inc.*	78,142	934,578
Emulex Corp.*	14,700	260,925
Silicon Image, Inc.*	34,830	421,095
Sillicon Motion Technology Corp., ADR*	23,990	442,136

		2,058,734

Telecommunications — 3.9%
Dril-Quip, Inc.(a)*	42,560	1,583,232
Neustar, Inc. (Class B Stock)*	26,381	814,909
Occam Networks, Inc.*	23,500	411,015
Time Warner Telecom, Inc. (Class A Stock)(a)*	20,900	486,552

		3,295,708

Transportation — 1.7%
Forward Air Corp.	22,491	705,768
Kirby Corp.(a)*	8,700	308,937
Knight Transportation, Inc.	23,250	437,100

		1,451,805

Total Long-Term Investments (Cost $69,228,809)		82,330,487

Short-Term Investments — 33.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $28,587,331; includes $26,064,063 of cash collateral for securities on loan) (b)(w)	28,587,331	28,587,331

Total Investments — 131.0% (Cost $97,816,140) (p)		110,917,818
Liabilities in Excess of Other Assets — (31.0)%		(26,262,585)

NET ASSETS — 100.0%		$84,655,233

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

2

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $24,762,683; cash collateral of $26,064,063 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $98,604,879; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,312,938 (gross unrealized appreciation - $13,624,063; gross unrealized depreciation - $1,311,125). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.

3

Strategic Partners Mid Cap Growth Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 100.6%
Common Stocks
Advertising — 1.6%
Getty Images, Inc.*	23,400	$1,152,216
Lamar Advertising Co.*	7,550	500,414

		1,652,630

Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.(a)*	28,684	2,323,404

Audio & Visual Equipment — 2.3%
Harman International Industries, Inc.	24,300	2,298,051

Auto Parts & Related — 3.7%
Advance Auto Parts, Inc.	47,900	1,817,805
Gentex Corp.	108,500	1,897,665

		3,715,470

Banks — 0.9%
Commerce Bancorp, Inc.(a)	28,400	959,352

Beverages — 2.0%
Fortune Brands, Inc.	23,600	1,975,792

Biotechnology — 1.8%
MedImmune, Inc.(a)*	51,500	1,784,990

Business Software and Services — 1.7%
Cognizant Technology Solutions Corp.*	19,700	1,680,213

Commercial Services — 2.5%
Iron Mountain, Inc.*	63,306	1,771,288
Suntech Power Holdings Co. Ltd., ADR (Cayman Islands)(a)*	20,100	739,680

		2,510,968

Computer Services — 4.5%
Ceridian Corp.*	30,900	926,073
Checkfree Corp.(a)*	62,300	2,581,089
MoneyGram International, Inc.	33,600	1,007,664

		4,514,826

Computer Software — 6.5%
Activision, Inc.*	106,933	1,821,069
Cogent, Inc.(a)*	61,744	651,399
Electronic Arts, Inc.*	33,800	1,690,000
NAVTEQ Corp.(a)*	57,500	2,040,100
Salesforce.com, Inc.*	8,400	368,172

		6,570,740

Consumer Products & Services — 2.5%
Chattem, Inc.*	18,800	1,079,872
Newell Rubbermaid, Inc.	29,100	859,614
Weight Watchers International, Inc.	11,700	632,151

		2,571,637

Distribution/Wholesale — 2.3%
Grainger, (W.W.), Inc.	30,040	2,332,606

Drugs & Medicine — 0.7%
Amylin Pharmaceuticals, Inc.*	18,600	721,308

Electronic Components & Equipment — 3.5%
Dresser-Rand Group, Inc.*	66,300	1,721,148
Jabil Circuit, Inc.	76,500	1,835,235

		3,556,383

Financial - Consumer — 2.2%
Legg Mason, Inc.	21,500	2,254,275

Financial Services — 0.2%
Raymond James Financial, Inc.	4,900	156,408

Gaming/Lodging — 2.0%
Hilton Hotels Corp.	56,800	2,010,152

Healthcare - Medical Providers — 0.6%
Psychiatric Solutions, Inc.*	15,800	615,252

Healthcare Services and Equipments — 2.5%
Charles River Laboratories International, Inc.*	31,825	1,432,125
Covance, Inc.*	18,300	1,128,195

		2,560,320

Insurance — 2.7%
Aon Corp.	28,600	1,025,596
Willis Group Holdings Ltd.	41,175	1,682,410

		2,708,006

Internet Services — 1.9%
Baidu.com, ADR (China)(a)*	4,500	562,230
CNET Networks, Inc.*	144,900	1,325,835

		1,888,065

Manufacturing — 3.8%
American Standard Cos., Inc.	35,070	1,732,107
Rockwell Automation, Inc.	34,100	2,087,261

		3,819,368

Media — 3.2%
Entravision Communications Corp. (Class A Stock)*	201,925	1,615,400
Focus Media Holding Ltd., ADR (China)*	7,600	628,216
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)*	72,600	1,031,646

		3,275,262

Medical Products & Supplies — 5.0%
Bard (C.R.), Inc.	15,000	1,237,800
Cytyc Corp.*	17,900	517,668
St. Jude Medical, Inc.*	53,900	2,304,764
Thermo Fisher Scientific, Inc.*	20,952	1,002,553

		5,062,785

Networking/Telecommunications Equipment — 3.7%
Amphenol Corp.	38,000	2,573,360
FLIR Systems, Inc.*	2,100	63,424
Research In Motion Ltd.*	8,300	1,060,574

		3,697,358

Oil & Gas — 2.8%
Interoil Corp. (Australia)(a)*	10,800	270,000
Newfield Exploration Co.*	37,300	1,596,813
Quicksilver Resources, Inc.(a)*	24,500	971,670

		2,838,483

Oil Well Services & Equipment — 8.9%
Cameron International Corp.*	44,800	2,352,000
Grant Prideco, Inc.*	47,600	1,864,968
Smith International, Inc.	58,350	2,315,328
Weatherford International Ltd.*	61,400	2,479,332

		9,011,628

Pharmaceuticals — 1.6%
Celgene Corp.*	29,200	1,567,456

Pharmacy Benefit Manager — 1.5%
Medco Health Solutions, Inc.*	26,100	1,545,381

Real Estate Investment Trust — 0.2%
HFF, Inc. (Class A Stock)*	13,100	235,800

Retail — 7.6%
Chico’s FAS, Inc.(a)*	83,350	1,740,348
Coach, Inc.*	40,600	1,861,916
Urban Outfitters, Inc.(a)*	62,300	1,520,120
Williams-Sonoma, Inc.(a)	74,385	2,603,475

		7,725,859

Semiconductors — 2.2%
First Solar, Inc.*	5,700	184,509
Linear Technology Corp.	52,900	1,637,255
Marvell Technology Group Ltd. (Bermuda)*	20,600	376,774

		2,198,538

Semiconductors/Semi-Cap Equipment — 4.1%
FormFactor, Inc.(a)*	54,000	2,195,100
Tessera Technologies, Inc.*	51,457	1,967,716

		4,162,816

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	32,200	1,282,526
1

Crown Castle International Corp.*	51,650	1,816,014
Leap Wireless International, Inc.*	8,800	578,072
Neustar, Inc. (Class A Stock)*	48,500	1,498,165

		5,174,777

Total Long-Term Investments (Cost $83,906,667)		101,676,359

SHORT-TERM INVESTMENTS — 19.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $19,147,846; includes $18,456,980 of cash collateral for securities on loan)(b)(w)	19,147,846	19,147,846

Total Investments — 119.6% (Cost $103,054,513) (p)		120,824,205
Liabilities in Excess of Other Assets — (19.6)%		(19,796,386)

NET ASSETS — 100.0%		$101,027,819

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,985,894; cash collateral of $18,456,980 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Fund’s investments was $103,512,723; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,311,482 (gross unrealized appreciation - $20,644,567; gross unrealized depreciation - $3,333,085). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
2

Dryden Mid Cap Value Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 99.7%
Common Stocks
Aerospace & Defense — 1.2%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	12,200	$494,710
L-3 Communications Holdings, Inc.	45,500	3,746,470

		4,241,180

Auto Components — 1.0%
Autoliv, Inc.	23,600	1,424,024
BorgWarner, Inc.	17,400	1,192,596
Johnson Controls, Inc.	1,300	120,198
TRW Automotive Holdings Corp.*	26,100	682,515

		3,419,333

Automobiles — 1.0%
Ford Motor Co.*	198,900	1,617,057
Harley-Davidson, Inc.	28,300	1,932,041

		3,549,098

Beverages — 1.6%
Coca-Cola Enterprises, Inc.	80,300	1,647,756
Constellation Brands, Inc. (Class A Stock)*	95,200	2,355,248
Pepsi Bottling Group, Inc.	28,500	901,455
PepsiAmericas, Inc.	34,600	762,930

		5,667,389

Building Products — 0.4%
Masco Corp.	45,500	1,455,545

Capital Markets — 0.4%
Bear Stearns Cos., Inc. (The)	8,200	1,351,770

Chemicals — 2.8%
Ashland, Inc.	18,300	1,272,765
Celanese Corp.	27,300	716,625
Eastman Chemical Co.	24,400	1,428,864
FMC Corp.	14,100	1,097,685
Huntsman Corp.*	30,200	631,482
Lyondell Chemical Co.	53,000	1,675,860
PPG Industries, Inc.	34,200	2,267,118
Westlake Chemical Corp.	19,300	640,374

		9,730,773

Commercial Banks — 5.4%
Associated Banc-Corp	33,633	1,147,558
BancorpSouth, Inc.	36,300	919,479
City National Corp.	15,600	1,122,108
Colonial BancGroup, Inc. (The)	43,300	1,062,582
Comerica, Inc.	37,900	2,247,470
First Horizon National Corp.	35,100	1,530,360
Huntington Bancshares, Inc.	66,500	1,548,120
KeyCorp	85,000	3,244,450
Marshall & Ilsley Corp.	48,000	2,258,880
Popular, Inc.	68,000	1,241,680
TCF Financial Corp.	36,300	921,294
UnionBanCal Corp.	17,900	1,156,698

		18,400,679

Commercial Services & Supplies — 0.5%
Donnelley, (R.R.) & Sons Co.	45,100	1,673,210

Communication Equipment — 0.5%
Arris Group, Inc.*	130,800	1,859,976

Computer Services & Software — 0.4%
Tech Data Corp.*	40,900	1,519,026

Computers & Peripherals — 0.8%
Lexmark International, Inc. (Class A Stock)*	44,000	2,773,320

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV (Netherlands)	63,500	1,887,220

Consumer Finance — 0.4%
AmeriCredit Corp.*	35,800	971,612
Nelnet, Inc. (Class A Stock)*	17,800	492,526

		1,464,138

Diversified Consumer Services — 0.2%
Career Education Corp.*	19,900	570,533

Diversified Financial Services — 0.8%
CIT Group, Inc.	43,800	2,582,448

Diversified Telecommunication Services — 0.4%
CenturyTel, Inc.	32,600	1,461,784

Electric Utilities — 4.6%
American Electric Power Co., Inc.	70,500	3,068,865
DPL, Inc.	55,700	1,597,476
Edison International	68,600	3,085,628
Great Plains Energy, Inc.	27,400	858,442
Pepco Holdings, Inc.	47,700	1,220,166
Pinnacle West Capital Corp.	24,800	1,209,992
PPL Corp.	70,900	2,524,040
Progress Energy, Inc.	50,100	2,381,754

		15,946,363

Electronic Equipment & Instruments — 0.8%
Avnet, Inc.*	55,700	1,729,485
Ingram Micro, Inc. (Class A Stock)*	55,000	1,073,050

		2,802,535

Energy Equipment & Services — 2.3%
BJ Services Co.	40,600	1,122,996
Noble Corp. (Cayman Islands)	18,700	1,401,565
Oceaneering International, Inc.*	10,279	405,712
Oil States International, Inc.*	72,200	2,080,804
Patterson-UTI Energy, Inc.	23,600	569,940
SEACOR Holdings, Inc.*	9,500	961,685
Tidewater, Inc.	16,100	830,277
Unit Corp.*	11,700	567,216

		7,940,195

Financial Services — 0.3%
Thornburg Mortgage, Inc.	32,600	876,940

Food & Staples Retailing — 1.0%
Kroger Co. (The)	132,600	3,394,560

Food Products — 1.0%
ConAgra Foods, Inc.	41,900	1,077,249
Del Monte Foods Co.	76,600	877,836
Smithfield Foods, Inc.*	39,200	1,029,392
Tyson Foods, Inc. (Class A Stock)	20,300	360,325

		3,344,802

Gas Utilities — 1.5%
AGL Resources, Inc.*	25,300	994,290
Atmos Energy Corp.	33,300	1,040,292
National Fuel Gas Co.	43,400	1,765,946
Oneok, Inc.	32,000	1,373,120

		5,173,648

Healthcare Equipment & Supplies — 0.4%
Cooper Cos., Inc. (The)	30,900	1,473,930

Healthcare Providers & Services — 2.8%
Aetna, Inc.	32,700	1,378,632
CIGNA Corp.	28,300	3,746,920
Coventry Health Care, Inc.*	40,100	2,067,155
Omnicare, Inc.	60,700	2,439,533

		9,632,240

Healthcare Services — 0.7%
LifePoint Hospitals, Inc.*	66,300	2,252,874

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	17,600	555,280
Carnival Corp. (Panama)	25,600	1,319,936
International Speedway Corp. (Class A Stock)	14,800	773,004
Yum! Brands, Inc.	16,300	978,163

		3,626,383

Household Durables — 6.9%
Black & Decker Corp. (The)	7,700	672,056
Centex Corp.	38,500	2,067,065
Hovnanian Enterprises, Inc. (Class A Stock)*	64,400	2,143,876
1

Leggett & Platt, Inc.	37,700	913,848
Lennar Corp. (Class A Stock)	65,400	3,556,452
Meritage Homes Corp.*	72,386	3,217,558
Mohawk Industries, Inc.*	15,200	1,252,784
NVR, Inc.*	4,900	3,393,348
Ryland Group, Inc.	30,100	1,691,018
Stanley Works (The)	13,900	795,914
Whirlpool Corp.	42,800	3,913,204

		23,617,123

Independent Power Producers & Energy Traders — 2.3%
Mirant Corp.*	85,200	2,912,136
NRG Energy, Inc.*	49,800	2,984,514
TXU Corp.	37,300	2,017,184

		7,913,834

Industrial Conglomerates — 0.9%
Teleflex, Inc.	14,000	934,920
Walter Industries, Inc.	71,900	2,026,142

		2,961,062

Insurance — 8.4%
Ambac Financial Group, Inc.	23,100	2,035,110
American Financial Group, Inc.	26,800	946,576
Berkely, (W.R.) Corp.	29,100	962,919
Cincinnati Financial Corp.	33,000	1,476,420
CNA Financial Corp.*	15,300	621,945
Conseco, Inc.*	55,900	1,109,615
Endurance Specialty Holdings Ltd. (Bermuda)	81,400	2,767,600
Fidelity National Financial, Inc.	61,300	1,455,262
First American Corp.	27,700	1,173,926
HCC Insurance Holdings, Inc.	27,200	848,640
MBIA, Inc.	31,200	2,241,096
Mercury General Corp.	13,800	719,808
Nationwide Financial Services (Class A Stock)	16,400	896,260
Old Republic International Corp.	59,300	1,322,390
Philadelphia Consolidated Holding Co.*	13,700	617,322
Protective Life Corp.	23,800	1,164,534
Reinsurance Group of America, Inc.	13,500	785,025
Safeco Corp.	29,800	1,907,498
Stancorp Financial Group, Inc.	19,300	923,505
Torchmark Corp.	23,500	1,527,265
Transatlantic Holdings, Inc.	10,600	665,574
Unitrin, Inc.	17,300	885,933
UnumProvident Corp.	76,400	1,680,800

		28,735,023

Internet Services — 0.7%
Affiliated Computer Services, Inc.(Class A Stock)*	7,000	342,930
Computer Sciences Corp.*	39,600	2,077,416

		2,420,346

Leisure Equipment & Products — 0.8%
Brunswick Corp.	28,800	982,368
Eastman Kodak Co.	69,700	1,802,442

		2,784,810

Machinery — 3.8%
AGCO Corp.*	31,100	1,056,467
Cummins, Inc.	6,000	807,360
Eaton Corp.	34,800	2,726,580
Ingersoll-Rand Co. Ltd. (Class A Stock)	40,000	1,715,200
Paccar, Inc.	26,600	1,778,742
Parker Hannifin Corp.	19,100	1,580,716
Terex Corp.*	32,500	1,848,925
Timken Co.	58,600	1,676,546

		13,190,536

Media — 2.5%
Cablevision Systems New York Group (Class A Stock)	121,400	3,677,206
EchoStar Communications Corp. (Class A Stock)*	13,800	556,692
Gannett Co., Inc.	52,600	3,058,164
McClatchy Co. (Class A Stock)	7,800	301,704
New York Times Co.(Class A Stock)	48,300	1,115,247

		8,709,013

Metals & Mining — 4.2%
Cleveland-Cliffs, Inc.	57,973	3,168,804
Freeport-McMoRan Copper & Gold, Inc.(Class B Stock)	60,100	3,456,351
Phelps Dodge Corp.	9,900	1,223,640
Southern Copper Corp.	9,100	568,750
Steel Dynamics, Inc.	29,800	1,168,458
Teck Cominco Ltd. (Class B Stock)	6,300	465,192
United States Steel Corp.	52,600	4,391,574

		14,442,769

Multi-Line Retail — 0.3%
Dollar Tree Stores, Inc.*	34,800	1,094,808

Multi-Utilities — 7.1%
Centerpoint Energy, Inc.	84,900	1,465,374
Consolidated Edison, Inc.	54,600	2,636,088
DTE Energy Co.	42,900	1,989,273
Duke Energy Corp.	28,900	569,041
Energy East Corp.	42,400	1,018,448
NiSource, Inc.	59,500	1,416,100
NSTAR	32,100	1,072,140
PG&E Corp.	62,300	2,908,164
Puget Energy, Inc.	36,000	884,160
SCANA Corp.	29,800	1,213,456
Sempra Energy	54,800	3,144,424
TECO Energy, Inc.	61,900	1,049,824
Vectren Corp.	30,900	868,908
Wisconsin Energy Corp.	28,600	1,331,616
WPS Resources Corp.	17,900	949,595
Xcel Energy, Inc.	79,800	1,861,734

		24,378,345

Office Electronics — 1.0%
Xerox Corp.*	196,000	3,371,200

Oil, Gas & Consumable Fuels — 9.5%
Cabot Oil & Gas Corp.	13,321	864,000
Canadian Natural Resources Ltd. (Canada)	27,600	1,380,552
Chesapeake Energy Corp.	93,600	2,771,496
Cimarex Energy Co.	29,500	1,105,660
Denbury Resources, Inc.*	85,200	2,360,040
Forest Oil Corp.*	27,300	871,416
Frontline Ltd. (Bermuda)	47,200	1,552,880
Hess Corp.	52,600	2,839,874
Murphy Oil Corp.	44,000	2,187,240
Newfield Exploration Co.*	35,600	1,524,036
Noble Energy, Inc.	42,400	2,264,584
Overseas Shipholding Group	14,400	894,672
Pogo Producing Co.	21,700	1,075,235
Quicksilver Resources, Inc.*	10,700	424,362
Ship Finance International Ltd.	93,200	2,211,636
Sunoco, Inc.	38,900	2,455,757
Talisman Energy, Inc. (Canada)	116,400	2,050,968
Tesoro Corp.	19,300	1,590,127
XTO Energy, Inc.	40,900	2,064,223

		32,488,758

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	43,000	985,130

Personal Products — 0.6%
NBTY, Inc.*	39,100	2,027,335

Pharmaceuticals — 1.5%
Endo Pharmaceuticals Holdings, Inc.*	66,700	2,049,024
King Pharmaceuticals, Inc.*	72,400	1,293,064
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	12,800	812,544
Watson Pharmaceuticals, Inc.*	38,200	1,039,804

		5,194,436

Real Estate Investment Trusts — 2.5%
Annaly Capital Management, Inc.	134,400	1,852,032
Colonial Properties Trust	7,500	368,625
Developers Diversified Realty Corp.	3,800	255,056
2

Equity Office Properties Trust	24,300	1,349,865
First Industrial Realty Trust, Inc.	8,640	408,327
iStar Financial, Inc.	66,600	3,339,990
New Century Financial Corp.	26,400	799,128
Ventas, Inc.	7,200	333,000

		8,706,023

Road & Rail — 1.0%
Avis Budget Group*	22,500	572,850
Con-Way, Inc.	12,000	596,880
Ryder System, Inc.	21,300	1,161,702
YRC Worldwide, Inc.*	23,600	1,046,660

		3,378,092

Semiconductors & Semiconductor Equipment — 0.8%
International Rectifier Corp.*	52,400	2,186,652
Teradyne, Inc.*	43,200	643,680

		2,830,332

Software — 1.5%
BEA Systems, Inc.*	107,500	1,325,475
Check Point Software Technologies Ltd. (Israel) *	85,900	2,049,574
McAfee, Inc.*	35,300	1,032,878
Take-Two Interactive Software, Inc.*	37,300	648,274

		5,056,201

Specialty Retail — 4.0%
Advance Auto Parts, Inc.	60,600	2,299,770
Aeropostale, Inc.*	37,500	1,347,750
Autonation, Inc.*	52,400	1,176,380
AutoZone, Inc.*	4,400	552,772
Circuit City Stores, Inc.	69,500	1,418,495
Foot Locker, Inc.	28,500	639,540
Hot Topic, Inc.*	164,600	1,713,486
RadioShack Corp.	32,700	722,670
Ross Stores, Inc.	37,400	1,211,386
TJX Cos., Inc.	68,200	2,016,674
United Auto Group, Inc.	28,626	686,165

		13,785,088

Textiles, Apparel & Luxury Goods — 0.7%
Jones Apparel Group, Inc.	35,000	1,195,600
Liz Claiborne, Inc.	26,700	1,185,480

		2,381,080

Thrifts & Mortgage Finance — 2.6%
Hudson City Bancorp, Inc.	38,400	528,768
IndyMac Bancorp, Inc.	45,500	1,769,495
MGIC Investment Corp.	23,600	1,456,592
PMI Group, Inc. (The)	25,200	1,205,064
Radian Group, Inc.	23,100	1,391,082
Washington Mutual, Inc.	59,100	2,635,269

		8,986,270

Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	127,900	3,293,425

Total Long-Term Investments (Cost $303,562,790)		342,802,931

Short-Term Investments — 0.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $568,903)(w)	568,903	568,903

Total Investments — 99.9% (Cost $304,131,693)(p)		343,371,834
Other Assets in Excess of Liabilities — 0.1%		351,166

NET ASSETS — 100.0%		$343,723,000

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $305,225,791; accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,146,043 (gross unrealized appreciation - $39,868,727; gross unrealized depreciation - $1,722,684). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
3

Strategic Partners Capital Growth Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 100.2%
Common Stocks
Aerospace — 7.4%
General Dynamics Corp.	207,008	$16,177,675
Lockheed Martin Corp.	126,106	12,256,242
United Technologies Corp.	142,707	9,706,930

		38,140,847

Aerospace & Defense — 1.2%
Boeing Co. (The)	71,202	6,376,851

Automobile Manufacturers — 2.5%
Toyota Motor Corp. ADR (Japan)	98,495	12,979,671

Beverages — 1.6%
Heinekin NV, ADR (Netherlands)	329,455	8,320,287

Business Services — 0.4%
CB Richard Ellis Group, Inc. (Class A Stock)(a)*	48,999	1,842,852

Cable Television — 4.0%
Comcast Corp.(a)*	465,955	20,651,126

Chemicals — 0.8%
Praxair, Inc.	68,299	4,306,935

Commercial Banks — 2.6%
Industrial And Commercial Bank of China (Class H Stock) (Hong Kong)*	23,018,000	13,355,219

Construction — 3.5%
KB Home(a)	148,990	8,078,238
Lennar Corp. (Class A Stock)	181,346	9,861,595

		17,939,833

Consumer Products & Services — 3.5%
Procter & Gamble Co.	278,406	18,060,197

Energy Services — 0.5%
NRG Energy, Inc.*	46,876	2,809,279

Entertainment & Leisure — 8.2%
Las Vegas Sands Corp.*	181,003	18,836,982
Station Casinos, Inc.(a)	46,942	3,905,575
Wynn Resorts Ltd.(a)*	175,000	19,554,500

		42,297,057

Farming & Agriculture — 2.6%
Monsanto Co.	240,308	13,238,568

Financial - Bank & Trust — 2.2%
China Merchants Bank Co. Ltd. (China)*	400,000	862,755
Wells Fargo & Co.	285,664	10,261,051

		11,123,806

Financial Services — 11.6%
Citigroup, Inc.	141,492	7,800,454
Goldman Sachs Group, Inc.	97,130	20,607,101
Lehman Brothers Holdings, Inc.	186,960	15,375,590
UBS AG* (Switzerland)	257,265	16,210,268

		59,993,413

Healthcare Services — 6.9%
UnitedHealth Group, Inc.	679,815	35,527,132

Hotels & Motels — 6.9%
Four Seasons Hotels, Inc. (Canada)	220,162	18,330,688
MGM Mirage, Inc.*	248,025	17,354,309

		35,684,997

Medical Supplies & Equipment — 1.5%
Genzyme Corp.*	117,588	7,729,059

Oil & Gas — 1.9%
Schlumberger Ltd.	156,479	9,934,852

Pharmaceuticals — 5.6%
Amylin Pharmaceuticals, Inc.(a)*	205,514	7,969,833
Genentech, Inc.(a)*	237,613	20,760,248

		28,730,081

Railroads — 4.5%
Burlington North Santa Fe Corp.	139,220	11,187,719
Union Pacific Corp.	116,994	11,816,394

		23,004,113

Real Estate — 0.9%
St. Joe Co. (The)(a)	83,440	4,831,176

Restaurants — 4.1%
Starbucks Corp.(a)*	224,673	7,850,074
Yum! Brands, Inc.	218,678	13,122,867

		20,972,941

Retail & Merchandising — 6.4%
Federated Department Stores, Inc.	185,639	7,702,162
Lowe’s Cos., Inc.(a)	391,105	13,184,150
Nordstrom, Inc.	16,369	911,917
Target Corp.	180,917	11,101,067

		32,899,296

Semiconductors — 0.2%
Intel Corp.	56,524	1,184,743

Telecommunications — 4.6%
America Movil, Series L, ADR (Mexico)	252,739	11,211,502
Cisco Systems, Inc.*	478,242	12,716,455

		23,927,957

Telecommunications - Cellular — 0.8%
China Mobile Ltd. (Hong Kong)	461,000	4,246,927

Transportation — 3.3%
FedEx Corp.	152,511	16,837,214

Total Long-Term Investments (cost $341,467,608)		516,946,429

Short-Term Investment — 14.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $75,079,403; includes $75,079,403 of cash collateral for securities on loan)(b)(w)	75,079,403	75,079,403

Total Investments — 114.8% (cost $416,547,011) (o) (p)		592,025,832
Liabilities in Excess of Other Assets — (14.8)%		(76,354,013)

NET ASSETS — 100.0%		$515,671,819

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $73,952,742; cash collateral of $75,079,403 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of January 31, 2007, 1 security representing $4,246,927 and 0.72% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Fund’s investments was $417,414,290; accordingly, net unrealized appreciation on investments for federal income tax purposes was $174,611,542 (gross unrealized appreciation - $176,372,799; gross unrealized depreciation - $1,761,257). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
1

Strategic Partners Concentrated Growth Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 99.7%
Common Stocks
Aerospace — 1.8%
United Technologies Corp.	62,690	$4,264,174

Beverages — 3.7%
PepsiCo, Inc.	131,420	8,573,841

Biotechnology — 6.2%
Amgen, Inc.*	62,030	4,365,051
Celgene Corp.(a)*	85,295	4,578,636
MedImmune, Inc.(a)*	162,680	5,638,489

		14,582,176

Broadcast & Cable/Satellite TV — 1.4%
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)*	239,880	3,408,695

Commercial Services — 5.8%
McGraw-Hill Cos., Inc.	201,350	13,506,558

Computer Services — 7.3%
CheckFree Corp.(a)*	113,520	4,703,133
First Data Corp.	256,650	6,380,319
Western Union Co.	268,420	5,996,503

		17,079,955

Computer Software — 6.7%
Electronic Arts, Inc.*	151,900	7,595,000
Microsoft Corp.	266,246	8,216,352

		15,811,352

Financial Service — 2.8%
Charles Schwab Corp. (The)	342,450	6,479,154

Internet & Online — 7.8%
Google, Inc. (Class A Stock)*	20,280	10,166,364
Yahoo!, Inc.*	287,210	8,130,915

		18,297,279

Medical Products — 6.2%
St. Jude Medical, Inc.*	201,120	8,599,891
Stryker Corp.	20,190	1,250,569
Zimmer Holdings, Inc.*	56,070	4,722,215

		14,572,675

Movies & Entertainment — 2.3%
Viacom, Inc. (Class B Stock)*	132,005	5,368,643

Networking/Telecom Equipment — 5.1%
Cisco Systems, Inc.*	201,050	5,345,919
Research in Motion Ltd.*	52,120	6,659,894

		12,005,813

Oil & Gas — 3.8%
Suncor Energy, Inc.	118,850	8,836,498

Oil Well Services & Equipment — 7.8%
Baker Hughes, Inc.	122,810	8,477,574
Schlumberger Ltd.(a)	154,070	9,781,905

		18,259,479

Pharmacy Benefit Manager — 3.0%
Medco Health Solutions, Inc.*	120,530	7,136,581

Retailing — 7.4%
Lowe’s Cos., Inc.(a)	138,460	4,667,486
Target Corp.	109,130	6,696,217
Wal-Mart Stores, Inc.	125,500	5,985,095

		17,348,798

Semiconductors — 4.8%
Linear Technology Corp.(a)	160,870	4,978,926
QUALCOMM, Inc.	164,930	6,211,264

		11,190,190

Specialty Finance — 7.5%
American Express Co.	93,130	5,422,029
Freddie Mac	185,670	12,055,553

		17,477,582

Telecommunications — 8.3%
American Tower Corp. (Class A Stock)*	219,580	8,745,871
Crown Castle International Corp.*	136,040	4,783,166
Sprint Nextel Corp.	326,350	5,818,821

		19,347,858

Total Long-Term Investments (Cost $185,845,713)		233,547,301

Short -Term Investments — 13.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $32,047,698; includes $31,386,423 of cash collateral for securities on loan)(b)(w)	32,047,698	32,047,698

Total Investments — 113.4% (Cost $217,893,411) (p)		265,594,999
Liabilities in Excess of Other Assets — (13.4)%		(31,427,528)

NET ASSETS — 100.0%		$234,167,471

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,306,081; cash collateral of $31,386,423 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Fund’s investments was $219,460,109; accordingly, net unrealized appreciation on investments for federal income tax purposes was $46,134,890 (gross unrealized appreciation - $53,100,416; gross unrealized depreciation - $6,965,526). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
1

Strategic Partners Core Value Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 100.4%
Common Stocks
Advertising — 0.4%
Interpublic Group of Cos., Inc. (The)*	14,200	$186,872

Aerospace — 1.3%
Boeing Co.	4,900	438,844
Northrop Grumman Corp.	2,600	184,444

		623,288

Automobile Manufacturers — 0.8%
DaimlerChrysler AG (Germany)	4,600	287,454
Toyota Motor Corp., ADR (Japan)	800	105,424

		392,878

Automotive Parts — 1.3%
Autoliv, Inc.	4,600	277,564
BorgWarner, Inc.	3,100	212,474
Magna International, Inc. (Class A Stock) (Canada)	1,700	132,804

		622,842

Beverages — 0.2%
Molson Coors Brewing Co. (Class B Stock)	1,000	80,800

Broadcasting — 1.1%
CBS Corp. (Class B Stock)	13,600	423,912
Viacom, Inc. (Class B Stock)*	3,100	126,077

		549,989

Business Services — 0.6%
Accenture Ltd.(Class A Stock)	7,400	279,350

Cable Television — 1.2%
Comcast Corp. (Class A Stock)*	13,500	598,320

Chemicals — 1.6%
Avery Dennison Corp.	3,200	218,752
Hercules, Inc.*	6,400	125,504
Lubrizol Corp. (The)	3,900	200,928
PPG Industries, Inc.	3,200	212,128

		757,312

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	7,000	239,120

Computer Hardware — 1.2%
Hewlett-Packard Co.	5,300	229,384
International Business Machines Corp.	3,500	347,025

		576,409

Computer Services & Software — 1.0%
Electronic Data Systems Corp.	5,900	155,229
Microsoft Corp.	10,300	317,858

		473,087

Conglomerates — 5.8%
Altria Group, Inc.	13,300	1,162,287
General Electric Co.	42,200	1,521,310
Textron, Inc.	1,100	102,487

		2,786,084

Consumer Products & Services — 3.6%
Black & Decker Corp.	1,500	130,920
Clorox Co.	5,600	366,352
Kimberly-Clark Corp.	2,500	173,500
Procter & Gamble Co.	14,700	953,589
UST, Inc.	2,100	120,624

		1,744,985

Containers & Packaging — 1.6%
Crown Holdings, Inc.*	9,000	198,630
Owens-Illinois, Inc.*	10,450	232,617
Smurfit-Stone Container Corp.*	12,550	135,540
Sonoco Products Co.	5,000	192,500

		759,287

Electronic Components & Equipment — 1.1%
Arrow Electronics, Inc.*	3,900	137,475
Flextronics International Ltd. (Singapore)*	13,800	160,494
Sanmina-SCI Corp.*	35,100	122,850
Solectron Corp.*	36,500	118,625

		539,444

Entertainment & Leisure — 2.0%
Disney, (Walt) Co.	1,900	66,823
Mattel, Inc.	4,000	97,440
Time Warner, Inc.	37,900	828,873

		993,136

Farming & Agriculture — 0.3%
Bunge Ltd. (Bermuda)	1,800	138,510

Financial - Bank & Trust — 8.9%
Bank of America Corp.	35,300	1,856,074
BB&T Corp.	4,600	194,396
Comerica, Inc.	5,675	336,528
Huntington Bancshares, Inc.	4,800	111,744
National City Corp.	10,925	413,511
SunTrust Banks, Inc.	1,400	116,340
U.S. Bancorp	10,300	366,680
Wachovia Corp.	7,100	401,150
Wells Fargo & Co.	14,000	502,880

		4,299,303

Financial Services — 16.6%
Citigroup, Inc.	42,400	2,337,512
Countrywide Financial Corp.	2,000	86,960
Fannie Mae	12,225	691,079
Freddie Mac	8,800	571,384
Goldman Sachs Group, Inc.	700	148,512
J.P. Morgan Chase & Co.	27,300	1,390,389
KeyCorp	10,450	398,877
MBIA, Inc.	1,000	71,830
Mellon Financial Co.	10,800	461,592
Merrill Lynch & Co., Inc.	9,800	916,888
Morgan Stanley	3,200	264,928
Waddell & Reed Financial, Inc. (Class A Stock)	4,300	110,381
Washington Mutual, Inc.	13,012	580,205

		8,030,537

Food — 2.9%
Kellogg Co.	5,000	246,350
Kroger Co. (The)	20,200	517,120
Safeway, Inc.	9,000	324,270
Sara Lee Corp.	18,000	308,700

		1,396,440

Healthcare Providers & Services — 0.1%
Tenet Healthcare Corp.*	6,350	44,831

Industrial Products — 1.1%
Cooper Industries Ltd. (Class A Stock)	1,600	146,224
SPX Corp.	5,400	379,026

		525,250

Insurance — 10.0%
ACE Ltd. (Cayman Islands)	2,500	144,450
Allstate Corp.	900	54,144
American International Group, Inc.	17,300	1,184,185
Chubb Corp.	3,000	156,120
Genworth Financial, Inc. (Class A Stock)	10,800	376,920
Hartford Financial Services Group, Inc. (The)	6,000	569,460
MetLife, Inc.	7,400	459,688
MGIC Investment Corp.	4,800	296,256
Old Republic International Corp.	6,900	153,870
PartnerRe Ltd. (Bermuda)	400	27,200
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	255,696
St. Paul Travelers Cos., Inc. (The)	12,317	626,319
Torchmark Corp.	850	55,242
UnumProvident Corp.	12,600	277,200
1

XL Capital Ltd. (Class A Stock) (Cayman Islands)	3,100	213,900

		4,850,650

Machinery & Equipment — 1.0%
Cummins, Inc.	1,900	255,664
Eaton Corp.	2,700	211,545

		467,209

Medical Supplies & Equipment — 0.6%
AmerisourceBergen Corp.	5,600	293,328

Metals & Mining — 0.6%
Mittal Steel Co. (Class A Stock)	6,100	290,177

Oil & Gas — 13.1%
BP PLC, ADR (United Kingdom)	4,300	273,093
ChevronTexaco Corp.	15,100	1,100,488
ConocoPhillips	9,800	650,818
Diamond Offshore Drilling, Inc.	1,400	118,216
Exxon Mobil Corp.	45,200	3,349,320
GlobalSantaFe Corp. (Cayman Islands)	1,000	58,010
Marathon Oil Corp.	5,600	505,904
Occidental Petroleum Corp.	1,000	46,360
Rowan Cos., Inc.	1,600	52,624
Total Fina SA, ADR (France)	2,400	163,320

		6,318,153

Paper & Forest Products — 0.3%
Temple-Inland, Inc.	3,000	149,820

Pharmaceuticals — 4.8%
Merck & Co., Inc.	21,300	953,175
Pfizer, Inc.	52,500	1,377,600

		2,330,775

Printing & Publishing — 0.1%
Idearc, Inc.	1,467	47,560

Railroads — 1.2%
CSX Corp.	13,200	485,628
Norfolk Southern Corp.	2,000	99,300

		584,928

Restaurants — 1.4%
McDonald’s Corp.	15,000	665,250

Retail & Merchandising — 2.5%
Dillard’s, Inc. (Class A Stock) (Ghana)	4,300	147,662
Gap, Inc.	9,600	184,032
Limited Brands, Inc.	14,600	407,924
Office Depot, Inc.*	8,400	314,076
Saks, Inc.	7,700	144,452

		1,198,146

Telecommunications — 8.6%
American Tower Corp. (Class A Stock)*	2,200	87,626
AT&T, Inc.	44,912	1,690,039
Crown Castle International Corp.*	10,200	358,632
Embarq Corp.	1,422	78,935
Nokia Corp. (Class A Stock), ADR (Finland)	9,700	214,370
Sprint Corp.	28,450	507,263
Tellabs, Inc.*	6,600	66,462
Verizon Communications, Inc.	29,350	1,130,562

		4,133,889

Utilities — 1.0%
American Electric Power Co., Inc.	1,700	74,001
Constellation Energy Group, Inc.	3,100	224,905
Dominion Resources, Inc.	900	74,664
Entergy Corp.	1,100	102,135
Wisconsin Energy Corp.	400	18,624

		494,329

Total Investments — 100.4% (Cost $35,509,921) (p)		48,462,288
Liabilities in Excess of Other Assets — (0.4)%		(209,712)

NET ASSETS — 100.0%		$48,252,576

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $35,512,008; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,950,280 (gross unrealized appreciation - $13,748,023; gross unrealized depreciation - $797,743). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
2

Strategic Partners Large Cap Core Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 100.3%
Common Stocks
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)(a)*	13,110	$172,528

Aerospace & Defense — 4.3%
Boeing Co.	18,000	1,612,080
Northrop Grumman Corp.	14,400	1,021,536
Rockwell Collins, Inc.	9,300	634,353
United Technologies Corp.	24,100	1,639,282

		4,907,251

Automobile Manufacturers — 0.7%
DaimlerChrysler AG (Germany)(a)	3,800	237,462
Ford Motor Co.(a)*	36,100	293,493
General Motors Corp.	8,900	292,276

		823,231

Automotive Parts — 0.4%
Autoliv, Inc.	3,800	229,292
BorgWarner, Inc.	3,250	222,755

		452,047

Beverages — 0.3%
Coca-Cola Co.	2,900	138,852
PepsiCo, Inc.	2,834	184,890

		323,742

Biotechnology — 2.6%
Amgen, Inc.*	18,180	1,279,326
Genentech, Inc.*	4,500	393,165
Gilead Sciences, Inc.(a)*	12,440	800,141
MedImmune, Inc.(a)*	15,200	526,832

		2,999,464

Broadcasting — 1.3%
CBS Corp. (Class B Stock)	29,466	918,455
Viacom, Inc.(Class B Stock)*	14,866	604,600

		1,523,055

Building Materials — 0.3%
Masco Corp.	12,310	393,797

Cable Television — 0.9%
Comcast Corp.(Class A Stock)(a)*	22,200	983,904

Chemicals — 2.7%
Ashland, Inc.	7,900	549,445
Dow Chemical Co.	6,800	282,472
DuPont, (E.I.) de Nemours & Co.	25,100	1,243,956
Lubrizol Corp. (The)	11,450	589,904
PPG Industries, Inc.	6,300	417,627

		3,083,404

Clothing & Apparel — 0.5%
VF Corp.	7,012	532,000

Communications Equipment — 2.2%
Cisco Systems, Inc.*	65,450	1,740,316
Motorola, Inc.	30,700	609,395
Tellabs, Inc.*	20,300	204,421

		2,554,132

Computer Hardware — 4.9%
Apple Computer, Inc.*	15,090	1,293,666
EMC Corp.*	29,570	413,684
Hewlett-Packard Co.	27,725	1,199,938
International Business Machines Corp.	18,370	1,821,386
Lexmark International, Inc.*	5,000	315,150
Network Appliance, Inc.*	15,700	590,320

		5,634,144

Computer Services & Software — 3.6%
Citrix Systems, Inc.*	5,900	186,853
Electronic Arts, Inc.*	16,380	819,000
Electronic Data Systems Corp.	19,000	499,890
Microsoft Corp.	84,300	2,601,498

		4,107,241

Conglomerates — 5.1%
General Electric Co.	123,100	4,437,755
Tyco International Ltd.	42,490	1,354,581

		5,792,336

Construction — 0.2%
Pulte Homes, Inc.	8,000	274,720

Consumer Products & Services — 3.2%
Colgate-Palmolive Co.	9,470	646,801
Procter & Gamble Co.	46,260	3,000,886

		3,647,687

Containers & Packaging — 0.6%
Smurfit-Stone Container Corp.*	28,100	303,480
Sonoco Products Co.	9,900	381,150

		684,630

Distribution/Wholesale — 0.2%
Ingram Micro, Inc. (Class A Stock)*	13,200	257,532

Electrical Equipment — 0.5%
Emerson Electric Co.	6,000	269,820
Hubbell, Inc. (Class B Stock)	6,000	289,200

		559,020

Electronic Components & Equipment — 1.9%
Arrow Electronics, Inc.(a)*	10,800	380,700
Avnet, Inc.(a)*	16,000	496,800
Sanmina Corp.*	73,700	257,950
Solectron Corp.*	95,600	310,700
Tech Data Corp.*	11,200	415,968
Vishay Intertechnology, Inc.(a)*	21,200	278,568

		2,140,686

Energy - Energy Resources — 0.4%
Noble Energy, Inc.	8,600	459,326

Financial - Bank & Trust — 5.4%
Bank of America Corp.	53,304	2,802,724
Comerica, Inc.	9,500	563,350
Commerce Bancorp, Inc.(a)	10,100	341,178
National City Corp.	29,300	1,109,005
SunTrust Banks, Inc.	5,800	481,980
Wachovia Corp.	10,300	581,950
Wells Fargo & Co.(a)	8,720	313,223

		6,193,410

Financial - Consumer — 0.3%
Janus Capital Group, Inc.(a)	18,800	385,024

Financial Services — 12.9%
American Express Co.	3,780	220,072
Chicago Mercantile Exchange Holdings, Inc.	1,200	675,960
Citigroup, Inc.	64,773	3,570,935
Fannie Mae	22,425	1,267,685
Franklin Resources, Inc.	6,400	762,304
Freddie Mac	12,700	824,611
Goldman Sachs Group, Inc.	3,880	823,181
JPMorgan Chase & Co.	53,542	2,726,894
KeyCorp	15,900	606,903
Merrill Lynch & Co., Inc.	18,100	1,693,436
NYSE Group, Inc.(a)*	5,300	529,894
Washington Mutual, Inc.	22,500	1,003,275

		14,705,150

Food — 1.1%
Archer-Daniels-Midland Co.	11,438	366,016
Hershey Co. (The)	7,500	382,800
Wrigley, (Wm., Jr.) Co.	9,800	504,896

		1,253,712

Healthcare Providers & Services — 0.3%
Tenet Healthcare Corp.*	44,700	315,582

Healthcare Services — 1.4%
Laboratory Corp. of America Holdings(a)*	5,600	411,264
UnitedHealth Group, Inc.	21,800	1,139,268

		1,550,532

1

Industrial Products — 0.4%
Ingersoll-Rand Co. Ltd. (Class A Stock)	12,000	514,560

Insurance — 5.9%
ACE Ltd. (Cayman Islands)	12,600	728,028
American International Group, Inc.	37,799	2,587,342
Axis Capital Holdings Ltd. (Bermuda)	16,150	532,142
Chubb Corp.	50	2,602
Genworth Financial, Inc. (Class A Stock)	10,400	362,960
Hartford Financial Services Group, Inc. (The)	3,200	303,712
Loews Corp.	3,200	139,072
St. Paul Travelers Cos., Inc. (The)	20,697	1,052,442
UnumProvident Corp.(a)	25,100	552,200
XL Capital Ltd. (Class A Stock)	7,500	517,500

		6,778,000

Internet Services — 1.8%
Google, Inc. (Class A Stock)*	4,000	2,005,200

Machinery — 0.2%
SPX Corp.	3,300	231,627

Machinery & Equipment — 0.4%
Eaton Corp.	5,800	454,430

Media — 1.6%
Disney, (Walt) Co.	25,360	891,911
Time Warner, Inc.	40,800	892,296

		1,784,207

Medical Supplies & Equipment — 1.2%
Alcon, Inc. (Switzerland)	4,800	565,248
Becton, Dickinson & Co.	10,100	777,094

		1,342,342

Metals & Mining — 0.3%
Alcan, Inc. (Canada)	6,500	331,500
Novelis, Inc. (Canada)	740	27,262

		358,762

Oil & Gas — 7.0%
Baker Hughes, Inc.	6,100	421,083
BP PLC, ADR (United Kingdom)	5,495	348,987
ChevronTexaco Corp.	8,794	640,907
Exxon Mobil Corp.	66,500	4,927,650
GlobalSantaFe Corp.	7,700	446,677
Halliburton Co.	18,800	555,352
Marathon Oil Corp.	7,700	695,618

		8,036,274

Personal Services — 0.3%
Apollo Group, Inc. (Class A Stock)*	7,900	342,860

Pharmaceuticals — 6.7%
Johnson & Johnson	17,895	1,195,386
Lilly, (Eli) & Co.	29,360	1,588,963
Merck & Co., Inc.	42,600	1,906,350
Pfizer, Inc.	53,580	1,405,939
Wyeth	31,780	1,570,250

		7,666,888

Printing & Publishing — 0.3%
Donnelley, (R.R.) & Sons Co.	7,300	270,830
Idearc, Inc.	1,883	61,047

		331,877

Railroads — 0.8%
CSX Corp.	24,600	905,034

Restaurants — 1.4%
McDonald’s Corp.	37,000	1,640,950

Retail & Merchandising — 3.8%
Gap, Inc., The	22,900	438,993
Kohl’s Corp.(a)*	10,900	772,919
Limited Brands, Inc.	18,500	516,890
Saks, Inc.	15,900	298,284
Target Corp.	25,370	1,556,703
Wal-Mart Stores, Inc.	16,870	804,531

		4,388,320

Semiconductors — 1.6%
Broadcom Corp. (Class A Stock)(a)*	21,075	672,714
Intel Corp.	12,200	255,712
Nvidia Corp.*	18,000	551,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,500	354,575

		1,834,701

Telecommunications — 4.3%
AT&T, Inc.	64,637	2,432,290
Sprint Corp.	58,895	1,050,098
Verizon Communications, Inc.	37,672	1,451,126

		4,933,514

Tobacco — 2.4%
Altria Group, Inc.	31,860	2,784,245

Transportation — 0.3%
United Parcel Service, Inc. (Class B Stock)	4,000	289,120

Utilities — 1.2%
Dominion Resources, Inc.(a)	6,100	506,056
Dynegy, Inc. (Class A Stock)*	53	374
Entergy Corp.	1,210	112,348
Progress Energy, Inc.(a)	6,200	294,748
TXU Corp.	7,600	411,008

		1,324,534

Total Long-Term Investments (cost $86,578,022)		114,656,732

Short-Term Investment — 7.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $8,076,536; consists of cash collateral received for securities on loan) (b)(w)	8,076,536	8,076,536

Total Investments — 107.4% (cost $94,654,558) (p)		122,733,268

Liabilities in Excess of Other Assets — (7.4)%		(8,420,351)

NET ASSETS — 100.0%		$114,312,917

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $7,811,492; cash collateral of $8,076,536 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Fund’s investments was $95,382,487; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,350,781 (gross unrealized appreciation - $28,528,726; gross unrealized depreciation - $1,177,945). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

2

Strategic Partners Equity Income Fund Schedule of Investments January 31, 2007 (Unaudited)

	Shares	Value

Long-Term Investments — 98.0%
Common Stocks
Air Freight & Logistics — 1.0%
TNT NV (Netherlands)	59,700	$2,702,307

Commercial Banks — 3.0%
HSBC Holdings PLC, ADR (United Kingdom) (a)	58,400	5,362,872
Lloyds TSB Group PLC (United Kingdom)	226,900	2,606,759

		7,969,631

Commercial Services & Supplies — 0.9%
Synagro Technologies, Inc.	84,100	483,575
Waste Management, Inc.	50,000	1,899,000

		2,382,575

Diversified Financial Services — 7.5%
Bank of America Corp.	138,300	7,271,814
Citigroup, Inc.	150,300	8,286,039
JPMorgan Chase & Co.	78,700	4,008,191

		19,566,044

Diversified Telecommunication Services — 20.1%
Alaska Communications Systems Group, Inc.	82,500	1,333,200
AT&T, Inc.	177,000	6,660,510
BCE, Inc. (Canada)	206,200	5,414,812
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	267,900	5,548,209
Citizens Communications Co.	185,700	2,722,362
Consolidated Communications Holdings, Inc.	64,000	1,411,200
Deutsche Telekom AG (Germany)	207,000	3,659,399
France Telecom SA (France)	230,100	6,396,714
Iowa Telecommunications Services, Inc.	68,700	1,380,870
Koninklijke (Royal) KPN NV (Netherlands)	214,700	3,103,259
KT Corp., ADR (Korea)(a)*	106,900	2,469,390
Telstra Corp. Ltd., ADR (Australia)(a)	161,600	2,693,872
Verizon Communications, Inc.	106,000	4,083,120
Windstream Corp.	372,800	5,547,264

		52,424,181

Electric Utilities — 15.7%
CPFL Energia SA, ADR (Brazil)(a)	99,000	3,890,700
Duke Energy Corp.	284,200	5,595,898
E.ON AG, ADR (Germany)	151,700	6,885,663
Enel SpA (Italy)	391,100	4,148,762
Entergy Corp.	20,400	1,894,140
Fortum Oyj (Finland)	95,000	2,621,063
Progress Energy, Inc.(a)	139,300	6,622,322
Scottish & Southern Energy PLC (United Kingdom)	89,500	2,639,470
Southern Co.(a)	181,900	6,644,807

		40,942,825

Gas Utilities — 1.1%
National Fuel Gas Co.	69,400	2,823,886

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	29,800	1,321,630

Household Durables — 0.6%
Newell Rubbermaid, Inc.	53,300	1,574,482

Household Products — 1.0%
Kimberly-Clark Corp.	38,200	2,651,080

Independent Power Producers & Energy Traders — 2.4%
Drax Group PLC (United Kingdom)	457,400	6,156,425

Industrial Conglomerates — 2.7%
General Electric Co.	194,900	7,026,145

Insurance — 2.0%
Aegon NV - NY Registered Shares (Netherlands)	261,500	5,167,240

Marine — 0.5%
Seaspan Corp. (China)	53,200	1,338,512

Multi-Utilities — 5.1%
Ameren Corp.	49,700	2,639,567
Consolidated Edison, Inc.(a)	55,700	2,689,196
RWE AG (Germany)	37,300	3,905,801
Xcel Energy, Inc.	173,000	4,036,090

		13,270,654

Oil, Gas & Consumable Fuels — 11.8%
Bonavista Energy Trust (Canada)	114,600	2,845,523
Duncan Energy Partners LP*	150,000	3,150,000
Energy Transfer Partners LP	77,600	4,096,504
Enterprise Products Partners LP(a)	231,300	6,839,541
Freehold Royalty Trust (Canada)	220,200	2,778,696
NAL Oil & Gas Trust (Canada)	247,200	2,709,789
ONEOK Partners LP	42,100	2,679,665
Pembina Pipeline, Inc. Funds (Canada)	99,600	1,360,952
Vermilion Energy Trust (Canada)	96,700	2,600,744
Williams Partners LP	46,800	1,920,204

		30,981,618

Personal Products — 0.6%
Avon Products, Inc.	46,000	1,581,940

Pharmaceuticals — 5.7%
Bristol-Meyers Squibb Co.	281,300	8,098,627
Merck & Co., Inc.	88,300	3,951,425
Pfizer, Inc.	108,900	2,857,536

		14,907,588

Real Estate Investment Trusts — 6.9%
American Campus Communities, Inc.	44,700	1,424,589
American Financial Realty Trust	234,400	2,620,592
Hospitality Properties Trust	111,000	5,416,800
Kimco Realty Corp.	84,300	4,181,280
Simon Property Group, Inc.(a)	37,500	4,289,625

		17,932,886

Thrifts & Mortgage Finance — 2.0%
Washington Mutual, Inc.	117,100	5,221,489

Tobacco — 4.4%
Altria Group, Inc.	56,700	4,955,013
Reynolds American, Inc.(a)	61,500	3,966,750
UST, Inc.	45,500	2,613,520

		11,535,283

Transportation Infrastructure — 0.5%
Macquarie Infrastucture Co. Trust	37,800	1,386,126

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC, ADR (United Kingdom)	180,200	5,296,078

Total Long-Term Investments (Cost $234,691,529)		256,160,625

Short-Term Investment — 15.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $40,715,084; includes $40,384,971 of cash collateral for securities on loan)(b)(w)	40,715,084	40,715,084

Total Investments — 113.6% (Cost $275,406,613) (p)		296,875,709
Liabilities in Excess of Other Assets — (13.6)%		(35,426,162)

NET ASSETS — 100.0%		$261,449,547

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $39,454,338; cash collateral of $40,384,971 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Fund’s investments was $275,406,613; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,469,096 (gross unrealized appreciation - $23,343,572; gross unrealized depreciation - $1,874,476). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Balanced Fund Schedule of Investments January 31, 2007 (Unaudited)

Shares	Value

Long-Term Investments — 102.5%
Common Stocks — 64.6%
Advertising — 0.1%
Omnicom Group, Inc.	614	$64,593

Aerospace — 1.3%
Boeing Co.	1,193	106,845
Lockheed Martin Corp.	10,708	1,040,711

		1,147,556

Airlines
Southwest Airlines Co.	2,895	43,715

Automotive Parts — 0.3%
Group 1 Automotive, Inc.	5,398	286,094

Basic Materials - Chemical — 0.2%
Albemarle Corp.	1,738	135,529

Beverages — 1.2%
Coca-Cola Co.	19,728	944,576
PepsiCo, Inc.	1,074	70,068

		1,014,644

Biotechnology — 0.2%
Biogen Idec, Inc.*	3,919	189,444

Building & Construction — 0.2%
Foster Wheeler Ltd.*	2,463	131,697

Building Materials
Genlyte Group, Inc. (The)*	295	22,352

Business Services — 1.9%
Accenture Ltd. (Class A Stock)	24,956	942,089
Acxiom Corp.	16,860	382,722
Manpower, Inc.	4,141	302,003

		1,626,814

Cable Television — 1.0%
DirecTV Group, Inc. (The)*	34,717	846,748

Chemicals — 1.5%
Celanese Corp.	17,530	460,163
HB Fuller Co.	7,028	181,814
Lyondell Chemical Co.	21,540	681,095

		1,323,072

Clothing & Apparel — 0.3%
Brown Shoe Co., Inc.	4,171	226,694

Computer Hardware — 4.6%
Hewlett-Packard Co.	35,846	1,551,415
International Business Machines Corp.	16,763	1,662,051
Lexmark International, Inc. (Class A Stock)*	12,751	803,696

		4,017,162

Computer Services & Software — 0.1%
Brocade Communications Systems, Inc.*	9,476	81,304
Microsoft Corp.	622	19,195

		100,499

Construction — 0.4%
Chicago Bridge & Iron Co. NV ( Netherlands)	11,509	342,047

Consumer Cyclicals - Motor Vehicle
ArvinMeritor, Inc.	1,936	37,268

Consumer Products & Services — 2.0%
Colgate-Palmolive Co.	6,832	466,625
Hasbro, Inc.	29,700	843,480
Johnson & Johnson	6,371	425,583

		1,735,688

Electronic Components & Equipment — 0.7%
Eastman Kodak Co.	23,007	594,961

Entertainment & Leisure — 0.8%
Disney, (Walt) Co.	18,324	644,455
Mattel, Inc.	1,905	46,406

		690,861

Environmental Services — 0.5%
Waste Management, Inc.	12,094	459,330

Financial - Bank & Trust — 4.7%
Bank of America Corp.	35,034	1,842,088
Corus Bankshares, Inc.	6,764	144,073
Downey Financial Corp.	843	60,308
FirstFed Financial Corp.*	5,979	412,252
Keycorp	4,000	152,680
Mellon Financial Corp.	14,608	624,346
US Bancorp	3,997	142,293
Wells Fargo & Co.	20,696	743,401

		4,121,441

Financial Services — 7.9%
American Express Co.	11,582	674,304
AmeriCredit Corp.*	7,380	200,293
Citigroup, Inc.	40,811	2,249,910
Freddie Mac	3,586	232,839
Goldman Sachs Group, Inc.	5,392	1,143,967
Lehman Brothers Holdings, Inc.	7,806	641,966
Merrill Lynch & Co., Inc.	949	88,788
Morgan Stanley	16,487	1,364,959
Washington Mutual, Inc.	8,359	372,728

		6,969,754

Food — 1.5%
Campbell Soup Co.	5,655	217,604
ConAgra Foods, Inc.	9,994	256,946
General Mills, Inc.	9,024	516,534
Kroger Co. (The)	12,789	327,398
Seaboard Corp.	18	34,686

		1,353,168

Healthcare Services — 3.4%
AMERIGROUP Corp.*	10,385	376,560
Apria Healthcare Group, Inc.*	941	26,131
Humana, Inc.*	4,495	249,472
McKesson Corp.	15,012	836,919
UnitedHealth Group, Inc.	10,860	567,544
WellCare Health Plans, Inc.*	12,243	948,588

		3,005,214

Hotels & Motels — 0.4%
Choice Hotels International, Inc.	7,820	330,708

Industrial Products — 0.1%
Acuity Brands, Inc.	1,928	111,843

Insurance — 2.9%
American Financial Group, Inc.	9,017	318,480
Arch Capital Group Ltd.*	7,623	492,370
Axis Capital Holdings Ltd. ( Bermuda)	12,293	405,054
Berkley, (W.R.) Corp.	9,324	308,531
Chubb Corp.	7,645	397,846
Endurance Specialty Holdings Ltd. ( Bermuda)	15,561	529,074
Philadelphia Consolidated Holding Corp.*	1,545	69,618

		2,520,973

Internet Services — 0.2%
Priceline.com, Inc.*	1,551	66,104
RealNetworks, Inc.*	12,827	136,864

		202,968

Machinery & Equipment — 1.2%
Cummins, Inc.	6,578	885,135
Mettler-Toledo International, Inc.*	1,636	135,461

		1,020,596

Media — 0.9%
McGraw-Hill Cos., Inc. (The)	11,931	800,331

Medical Supplies & Equipment — 2.8%
Amgen, Inc.*	17,211	1,211,138
Applera Corp. - Applied Biosystems Group	12,464	433,249
Baxter International, Inc.	369	18,324

Becton Dickinson & Co.		10,465	805,177

			2,467,888

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)		5,444	313,084
Phelps Dodge Corp.		3,383	418,139

			731,223

Oil & Gas — 7.5%
ChevronTexaco Corp.		16,405	1,195,596
EnCana Corp. ( Canada)		17,457	838,460
Exxon Mobil Corp.		37,744	2,796,830
Halliburton Co.		5,421	160,136
Marathon Oil Corp.		10,929	987,326
Tesoro Corp.		3,981	327,995
Valero Energy Corp.		4,566	247,843

			6,554,186

Pharmaceuticals — 2.4%
Merck & Co., Inc.		20,441	914,735
NBTY, Inc.*		4,641	240,636
Pfizer, Inc.		34,973	917,691

			2,073,062

Railroads — 0.1%
Burlington North Santa Fe Corp.		138	11,090
Norfolk Southern Corp.		693	34,407
Union Pacific Corp.		653	65,953

			111,450

Real Estate Operating Company — 0.2%
CB Richard Ellis Group, Inc.*		3,728	140,210

Restaurants — 0.2%
Chipotle Mexican Grill, Inc. (Class B Stock)*		1	55
McDonald’s Corp.		4,585	203,345

			203,400

Retail & Merchandising — 3.7%
American Eagle Outfitters, Inc.		2,869	92,898
Big Lots, Inc.*		37,806	980,310
Dollar Tree Stores, Inc.*		3,048	95,890
Federated Department Stores, Inc.		8,559	355,113
Kohl’s Corp.*		12,676	898,855
Office Depot, Inc.*		20,414	763,280
OfficeMax, Inc.		1,239	59,831

			3,246,177

Semiconductors — 0.5%
Amkor Technology, Inc.*		10,805	113,777
Lam Research Corp.*		3,397	155,617
Novellus Systems, Inc.*		1,445	44,549
Nvidia Corp.*		4,493	137,710

			451,653

Software — 0.7%
BMC Software, Inc.*		18,809	646,842

Telecommunications — 2.5%
AT&T Corp.		24,242	912,226
CenturyTel, Inc.		157	7,040
Cisco Systems, Inc.*		29,883	794,589
Motorola, Inc.		6,450	128,033
Verizon Communications, Inc.		9,350	360,162

			2,202,050

Transportation — 0.3%
FedEx Corp.		509	56,194
United Parcel Service, Inc. (Class B Stock)		2,837	205,058

			261,252

Utilities — 2.4%
AES Corp.*		31,239	649,459
McDermott International, Inc.*		9,355	483,092
TXU Corp.		17,483	945,481

			2,078,032

Total Common Stocks (Cost $45,541,372)			56,641,189

		Principal Amount (000)#

U.S. Government Agency Mortgage-Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.
	4.50%, 01/01/19	616	591,900
	5.00%, 01/01/21 - 04/01/21	516	503,924
	5.50%, 12/01/33	436	430,061
	6.50%, 06/01/16 - 06/01/31	233	237,952
	7.00%, 06/01/14 - 08/01/29	92	93,807
Federal National Mortgage Assoc.
	4.50%, 05/01/19	202	194,150
	5.00%, 02/01/36	1,141	1,095,619
	5.50%, 12/01/16 - 01/01/34	2,537	2,500,154
	6.00%, 12/01/13 - 04/01/14	147	149,125
	6.00%, TBA	2,826	2,835,974
	6.50%, TBA	1,306	1,327,630
	6.50%, 07/01/29 - 01/01/32	278	282,648
	7.00%, 05/01/11 - 06/01/32	277	283,164
	7.50%, 07/01/29 - 09/01/30	57	58,449
Government National Mortgage Assoc.
	6.00%, 08/15/28	30	30,326
	6.50%, 05/15/28	17	16,962
	7.00%, 08/15/29 - 05/15/31	105	108,580
	7.50%, 05/15/30	20	20,976

Total U.S. Government Agency Mortgage-Backed Securities (Cost $10,837,501)			10,761,401

	Moody’s Ratings

Collateralized Mortgage Obligations — 7.4%
Banc of America Commercial Mortgage, Inc.,
	Series 2004-1, Class XP, IO
0.65%, 11/10/39(c)	AAA(d)	2,344	45,699
	Series 2004-2, Class A3
4.05%, 11/10/38	Aaa	200	190,826
Bear Stearns Commercial Mortgage Securities,
	Series 2004-T16, Class X2, IO
0.77%, 08/13/46(c)	AAA(d)	4,189	126,757
	Series 2006-BBA7, Class A1
5.43%, 03/15/19(c)(g)	Aaa	190	189,999
	Series 2006-PW14, Class A4
5.201%, 12/01/38	AAA(d)	400	390,071
Commercial Mortgage
Acceptance Corp.,
Series 1998-C2,
Class X, IO
1.13%, 09/15/30	AAA(d)	4,868	118,799
Federal Home Loan Mortgage Corp.,
	Series 2527, Class BN
5.00%, 02/15/16	Aaa	652	646,327
	Series 2567, Class OD
5.00%, 08/15/15	Aaa	268	265,638
	Series 2937, Class KA
4.50%, 12/15/14	Aaa	371	366,986
Federal National Mortgage Assoc., Series 2003-92, Class PD 4.50%, 03/25/17	Aaa	688	666,231

Series 2005-63, Class HA 5.00%, 04/25/23	Aaa	424	417,244
GMAC Commercial Mortgage Securities, Inc., Series 2005- C1, Class A2 4.471%, 05/10/43	AAA(d)	500	486,898
Greenwich Capital Commercial Funding Corp., Series 2005 - GG5, Class A5(c) 5.224%, 04/10/37	Aaa	976	958,055
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478%, 07/15/27	AAA(d)	700	680,438
Series 2005-C3, Class A3
4.647%, 07/15/30	Aaa	500	484,661
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2005-LLFA, Class A1
5.42%, 07/15/18(c)(g)	Aaa	52	52,134
Series 2006-LLFA, Class A1 5.43%, 09/15/21(c)(g)	Aaa	142	141,997
Master Alternative Loans Trust, Series 2003-8, Class 4A1 7.00%, 12/25/33	AAA(d)	36	36,480
Morgan Stanley Capital, Series 2004-HQ3, Class A2 4.05%, 01/13/41	Aaa	250	241,810
Series 2006-XLF, Class A1 5.41%, 07/15/19(c)(g)	Aaa	21	21,310

Total Collateralized Mortgage Obligations (Cost $6,613,166)			6,528,360

U.S. Government Agency Obligations — 5.8%
Federal Home Loan Bank
4.625%, 02/01/08		400	397,482
5.125%, 09/29/10		460	460,737
Federal Home Loan Mortgage Corp.
5.00%, 09/16/08		879	877,020
5.30%, 05/12/20		1,000	955,403
Federal National Mortgage Assoc.
4.375%, 07/17/13		400	382,712
4.75%, 08/03/07		940	937,451
5.80%, 02/09/26		1,100	1,081,712

Total U.S. Government Agency Obligations (Cost $5,105,281)			5,092,517

	Moody’s Ratings

Corporate Obligations — 5.4%
Aerospace — 0.2%
Lockheed Martin Corp., Notes(g) 6.15%, 09/01/36	Baa1	36	37,561
United Technologies Corp., Sr. Notes 6.05%, 06/01/36	A2	90	93,491

			131,052

Beverages — 0.2%
Miller Brewing Co., Notes(g) 4.25%, 08/15/08	Baa1	200	196,284

Broadcasting — 0.3%
Cox Communications, Inc., Notes 7.125%, 10/01/12	Baa3	150	160,818
News America Holdings Co., Gtd. Notes 7.75%, 01/20/24	Baa2	100	111,283

			272,101

Chemicals
Dow Chemical Co (The)., Debs. 7.375%, 11/01/29	A3	36	40,972

Electric - Integrated — 0.1%
Consolidated Edison Co. of New York, Debs. 5.50%, 09/15/16	A1	80	79,383

Entertainment & Leisure
Time Warner, Inc., Gtd. Bonds 7.625%, 04/15/31	Baa2	36	40,353

Environmental Services — 0.2%
Waste Management, Inc., Sr. Notes 7.00%, 07/15/28	Baa3	130	137,301

Financial - Bank & Trust — 0.4%
Bank of America NA, Sub. Notes 6.00%, 10/15/36	Aa2	60	60,662
HSBC Finance Corp., Sr. Notes 4.625%, 09/15/10	Aa3	90	88,015
PNC Bank NA, Sub. Notes 4.875%, 09/21/17	A2	110	103,304
Wells Fargo & Co., Sr. Unsec’d. Notes 4.625%, 08/09/10	Aa1	140	136,885

			388,866

Financial - Brokerage — 0.4%
Merrill Lynch & Co., Inc.,
Notes 4.25%, 02/08/10	Aa3	100	96,904
Sub. Notes 6.05%, 05/16/16	A1	100	102,681
Morgan Stanley,
Notes
4.00%, 01/15/10	Aa3	50	48,275
4.25%, 05/15/10	Aa3	150	144,703

			392,563

Financial Services — 0.5%
Capital One Financial Co., Sr. Notes 5.70%, 09/15/11	A3	80	80,758
Devon Financing Corp. ULC, Gtd. Notes 7.875%, 09/30/31	Baa2	66	78,634
General Electric Capital Corp., Notes 6.125%, 02/22/11	Aaa	90	92,754
John Deere Capital Corp., Sr. Notes 4.50%, 08/25/08	A3	140	138,109

Xstrata Finance Canada Ltd., Co. Gtd. Notes 5.50%, 11/15/11	Baa2	70	69,796

			460,051

Food — 0.2%
Cadbury Schweppes US Finance LLC, Gtd. Notes(g) 3.875%, 10/01/08	Baa2	90	87,734
Kellogg Co., Debs. Bonds 7.45%, 04/01/31	A3	36	42,352
Kraft Foods, Inc., Bonds 6.50%, 11/01/31	A3	36	38,204

			168,290

Insurance — 0.1%
Genworth Financial, Inc., Notes 4.95%, 10/01/15	A2	70	67,016

Medical Supplies & Equipment — 0.3%
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes 5.625%, 12/15/15	Baa3	130	126,850
Schering-Plough Corp., Sr. Notes(c) 5.55%, 12/01/13	Baa1	100	99,186

			226,036

Metals & Mining — 0.1%
Alcan, Inc., Notes ( Canada) 4.50%, 05/15/13	Baa1	50	46,902

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes 5.95%, 09/15/16	Baa3	50	49,564
ConocoPhillips Holding Co., Sr. Notes 6.95%, 04/15/29	A1	36	40,495
Enterprise Products Operating LP,
Sr. Notes
4.95%, 06/01/10	Baa3	190	186,758
6.65%, 10/15/34	Baa3	60	61,142
Premcor Refining Group, Inc. (The), Gtd. Notes 6.125%, 05/01/11	Baa3	140	141,515
XTO Energy, Inc., Sr. Unsec’d. Notes 5.30%, 06/30/15	Baa2	50	48,160

			527,634

Retail & Merchandising — 0.1%
Wal-Mart Stores, Inc.,
Bonds
5.25%, 09/01/35	Aa2	50	45,535
Sr. Unsec’d. Notes
7.55%, 02/15/30	Aa2	36	43,109

			88,644

Telecommunications — 0.6%
AT&T Corp.,
Notes
6.00%, 03/15/09	A(d)	—(r)	202
Sr. Notes
7.30%, 11/15/11	A2	115	124,291
BellSouth Corp., Notes 6.875%, 10/15/31	A2	36	37,942
Nextel Communications, Sr. Notes 5.95%, 03/15/14	Baa3	260	253,754
Sprint Capital Corp., Gtd. Notes 6.875%, 11/15/28	Baa3	30	29,861
Telecom Italia Capital SA, Co., Gtd. Notes ( Italy) 4.00%, 01/15/10	Baa2	45	43,053

			489,103

Utilities — 1.1%
Carolina Power & Light, First Mortgage 5.15%, 04/01/15	A3	30	29,078
CenterPoint Energy Resources Corp., Unsec’d. Notes 6.50%, 02/01/08	Baa3	275	277,139
Dominion Resources, Inc.,
Notes
4.125%, 02/15/08	Baa2	250	246,511
4.75%, 12/15/10	Baa2	70	68,196
FirstEnergy Corp., Notes 7.375%, 11/15/31	Baa3	66	75,148
Hydro-Quebec, Local Gov’t. Gtd. Notes ( Canada) 8.40%, 01/15/22	Aa2	36	46,651
Pacific Gas & Electric Corp., Unsec’d. Bonds 6.05%, 03/01/34	Baa1	80	80,049
Southern California Edison Co., First Mortgage 5.625%, 02/01/36	A2	80	76,694
Toleda Edison Co., Sr. Notes 6.15%, 05/15/37	Baa3	60	58,902

			958,368

Total Corporate Obligations (Cost $4,736,063)			4,710,919

U.S. Treasury Obligations — 4.5%
U.S. Treasury Bonds
4.50%, 02/15/36		234	218,717
6.125%, 11/15/27		1,025	1,171,863
7.125%, 02/15/23		550	676,156
8.125%, 08/15/21		295	389,100
U.S. Treasury Inflationary Bonds(c) 2.375%, 01/15/17		1,100	1,096,663
U.S. Treasury Notes
4.625%, 11/15/16		200	196,906
4.875%, 08/15/16		198	198,588

Total U.S. Treasury Obligations (Cost $3,946,903)			3,947,993

	Moody’s Ratings

Asset-Backed Securities — 2.3%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A1
5.38%, 04/25/36(c)	Aaa	74	73,808

Series 2006-2, Class A1
5.36%, 09/25/36(c)	Aaa	121	121,260
Ameriquest Mortgage Securities, Inc., Series 2006 - R1, Class A2A(c) 5.40%, 03/25/36	Aaa	39	38,580
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4(c) 5.38%, 04/15/10	Aaa	473	473,585
CNH Equipment Trust, Series 2004-A, Class A3A(c) 5.39%, 10/15/08	Aaa	39	38,578
Countrywide Asset Backed Certificates, Series 2006-BC2, Class 2A1(c) 5.36%, 01/25/45	Aaa	207	206,909
Countrywide Asset- Backed Certificates, Series 2006-6, Class 2A1(c) 5.39%, 09/25/36	Aaa	83	82,717
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV1(c) 5.38%, 03/25/36	Aaa	52	52,020
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1(c) 5.38%, 06/25/36	Aaa	65	64,605
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1 5.36%, 03/25/36(c)	Aaa	55	55,313
Series 2006-6, Class 2A1 5.39%, 07/25/36(c)	Aaa	348	347,835
Nomura Home Equity Loan, Inc., Series 2006- HE2, Class A1 5.38%, 05/25/36(c)	Aaa	100	99,863
Series 2006-HE1, Class A1 5.40%, 02/25/36(c)	Aaa	54	54,253
Novastar Home Equity Loan, Series 2005- 4, Class A2A(c) 5.41%, 01/25/36	Aaa	50	49,582
Residential Asset Securities Corp., Series 2004-KS2, Class MI1(c) 4.71%, 03/25/34	Aa2	75	72,505
SLM Student Loan Trust, Series 2006-7, Class A1(c) 5.32%, 04/25/12	Aaa	218	218,105

Total Asset-Backed Securities (Cost $2,051,357)			2,049,518

Municipal Bond — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension 5.10%, 06/01/33 (cost $200,000)	Aa3	200	188,800

		Units

Warrant*
Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 (cost $541)		398	$76

Total Long-Term Investments (Cost $79,032,184)			89,920,773

		Shares

Short-Term Investments — 0.2%
Affiliated Money Market Mutual Fund — 0.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $64,421)(w)		64,421	64,421

		Principal Amount (000)#

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks 5.00%, 02/01/07 (cost $100,000)		100	100,000

Total Short-Term Investments (Cost $164,421)			164,421

Total Investments — 102.7% (Cost $79,196,605) (p)			90,085,194
Liabilities in Excess of Other Assets(u) — (2.7)%			(2,332,641)

NET ASSETS — 100.0%			$87,752,553

The following abbreviations are used in portfolio descriptions:

IO	Interest Only

TBA	To Be Announced.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(p)	The United States federal income tax basis of the Fund’s investments was $79,410,501; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,674,693 (gross unrealized appreciation - $11,267,123; gross unrealized depreciation - $592,430). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par.

(u)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation (Depreciation)

Long Position:
2	S&P 500	Mar 07	$713,425	$721,500	$8,075
53	2 Year U.S. Treasury Notes	Mar 07	10,841,809	10,790,469	(51,340)
29	5 Year U.S. Treasury Notes	Mar 07	3,036,828	3,031,406	(5,422)

					$(48,687	)(1)

Short Position:
21	10 Year U.S. Treasury Notes	Mar 07	$2,280,359	$2,241,750	$38,609
20	30 Year U.S. Treasury Bonds	Dec 07	2,263,281	2,202,500	60,781

					$99,390	(1)

(1)	Cash of $47,250 has been segregated with the custodian to cover requirements for open futures contracts at January 31, 2007

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Markets Series.

Strategic Partners High Yield Bond Fund Schedule of Investments January 31, 2007 (Unaudited)

	Moody’s Ratings		Principal Amount (000)#	Value

Long-Term Investments — 103.1%
Corporate Bonds — 100.5%
Advertising — 0.8%
R.H. Donnelley Corp., Sr. Notes 8.875%, 01/15/16	B3		625	$654,688

Aerospace — 0.9%
Armor Holdings, Inc., Sr. Sub. Notes 8.25%, 08/15/13	B1		160	167,200
K&F Acquisition, Inc., Gtd. Notes, PIK 7.75%, 11/15/14	Caa1		510	524,025
Transdigm, Inc., Sr. Sub. Notes, 144A 7.75%, 07/15/14	B3		130	131,300

				822,525

Automotive - OEM — 6.4%
Ford Motor Co., Notes(a) 7.45%, 07/16/31	Caa1		325	263,656
Ford Motor Credit Co.,
Bonds
7.375%, 02/01/11	B1		820	809,886
Notes
7.00%, 10/01/13	B1		200	190,791
7.875%, 06/15/10	B1		725	735,645
Sr. Notes
7.25%, 10/25/11	B1		425	414,762
Sr. Unsec`d. Notes
8.00%, 12/15/16	B1		1,100	1,080,056
General Motors Acceptance Corp.,
Notes
6.75%, 12/01/14(a)	Ba1		750	760,958
7.00%, 02/01/12(a)	Ba1		650	663,130
General Motors Corp., Debs.(a) 8.25%, 07/15/23	Caa1		700	663,250

				5,582,134

Automotive Parts — 1.7%
ArvinMeritor, Inc., Notes(a) 8.75%, 03/01/12	B1		300	306,000
Cooper-Standard Automotive, Inc., Gtd. Notes(a) 7.00%, 12/15/12	B3		150	137,250
Goodyear Tire & Rubber Co., Sr. Notes(a) 9.00%, 07/01/15	B2		225	242,437
Tenneco, Inc.,
Gtd. Notes
8.625%, 11/15/14(a)	B3		100	103,750
Sec’d. Notes
10.25%, 07/15/13	Ba3		190	207,813
TRW Automotive, Inc., Sr. Notes 9.375%, 02/15/13	Ba3		464	496,480

				1,493,730

Business Services — 5.6%
Buhrmann US, Inc., Gtd. Notes 7.875%, 03/01/15	B2		275	272,250
DJ CDX HY 7 TI, Pass Through Certificates., 144A(a) 8.375%, 12/29/11	B3		4,500	4,595,625

				4,867,875

Cable — 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Notes(a) 8.75%, 11/15/13	Caa1		800	824,000
Echostar DBS Corp.,
Gtd. Notes
7.125%, 02/01/16(a)	Ba3		635	637,381
Sr. Notes
6.375%, 10/01/11	Ba3		850	842,563

				2,303,944

Capital Goods - Others — 0.2%
Dresser-Rand Group, Inc., Gtd. Notes 7.375%, 11/01/14	B1		200	200,500

Chemicals — 4.3%
BCP Crystal US Holdings Corp., Sr. Sub. Notes 9.625%, 06/15/14	B3		312	344,760
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09) 10.50%, (v) 10/01/14	B3		650	565,500
Equistar Chemicals LP, Gtd. Notes 10.125%, 09/01/08	B1		250	265,000
Ineos Group Holdings PLC, Sr. Sub. Notes, 144A (United Kingdom)(a) 8.50%, 02/15/16	B2		450	430,875
KRATON Polymers LLC, Gtd. Notes(a) 8.125%, 01/15/14	B3		500	505,000
Lyondell Chemical Co.,
Gtd. Notes
8.00%, 09/15/14	B1		100	104,000
8.25%, 09/15/16	B1		100	106,000
Nalco Co.,
Sr. Notes
7.75%, 11/15/11	B1		100	102,000
Sr. Sub. Notes
8.875%, 11/15/13(a)	B3		350	371,437
NOMA Luxembourg SA, Sr. Notes (Luxembourg) 9.75%, 07/15/11	B1	EUR	125	181,818
PQ Corp., Gtd. Notes 7.50%, 02/15/13	B3		250	248,750
Rockwood Specialties Group, Inc., Gtd. Notes ( United States) 7.625%, 11/15/14	B3	EUR	375	523,583

				3,748,723

1

Computer Services & Software — 1.0%
Sungard Data Systems, Inc., Gtd. Notes(a) 9.125%, 08/15/13	Caa1		798	839,895

Conglomerates
Invensys PLC, Sr. Notes, 144A ( United Kingdom) 9.875%, 03/15/11	B2		28	30,100

Consumer Products - Household & Leisure
Sleepmaster LLC, Gtd. Notes(g)(i) 11.00%, 05/15/09	NR		234	0

Containers & Packaging — 3.2%
Crown Americas LLC, Sr. Notes 7.75%, 11/15/15	B1		600	621,000
Jefferson Smurfit Corp. US, Gtd. Notes 7.50%, 06/01/13	B2		125	120,625
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
6.75%, 12/01/14	B3		250	246,250
8.875%, 02/15/09	Ba2		110	112,475
Sec’d. Notes
8.75%, 11/15/12	Ba2		1,000	1,057,500
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
8.375%, 07/01/12	B2		500	502,500
9.75%, 02/01/11	B2		108	111,510

				2,771,860

Defense — 1.0%
DRS Technologies, Inc., Gtd. Notes 7.625%, 02/01/18	B3		275	279,813
L-3 Communications Corp., Sr. Sub. Notes 6.375%, 10/15/15	Ba3		650	629,687

				909,500

Diversified — 8.3%
TRAINS HY-1-2006, Sec`d. Notes, 144A 7.548%, 05/01/16 (Security pledged as collateral for reverse repurchase agreement)	B1		7,104	7,186,477

Diversified Financial Services — 0.2%
Sally Holdings LLC, Sr. Notes, 144A 9.25%, 11/15/14	B2		200	205,250

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc.,
Sr. Unsec`d. Notes, 144A ( Canada)
7.25%, 11/15/16	Ba2	EUR	325	436,298
Unsec`d. Notes, 144A ( Canada)
8.00%, 11/15/14	Ba2		200	206,500

				642,798

Diversified Operations — 0.1%
Trinity Industries, Inc., Sr. Unsub. Notes 6.50%, 03/15/14	Ba3		120	117,900

Electric — 0.3%
Edison Mission Energy, Sr. Unsec`d. Notes 7.75%, 06/15/16	B1		250	264,375

Electronic Components — 0.8%
Celestica, Inc.,
Sr. Sub. Notes ( Canada)
7.625%, 07/01/13	B2		200	190,250
7.875%, 07/01/11(a)	B2		150	146,625
Communications & Power Industries, Inc., Sr. Sub. Notes 8.00%, 02/01/12	B2		250	257,500
Solectron Global Finance Ltd., Gtd. Notes(a) 8.00%, 03/15/16	B3		100	100,000

				694,375

Energy — 0.4%
Peabody Energy Corp.,
Gtd. Notes
6.875%, 03/15/13	Ba1		190	190,950
Sr. Notes
7.375%, 11/01/16	Ba1		150	156,375

				347,325

Entertainment & Leisure — 1.3%
Choctaw Resort Development Enterprise, Sr. Notes, 144A 7.25%, 11/15/19	Ba2		242	245,630
Universal City Development Partners, Sr. Notes 11.75%, 04/01/10	B2		500	533,125
Universal City Florida Holding Co., Sr. Notes(c) 10.11%, 05/01/10	B3		300	309,750

				1,088,505

Environmental — 1.3%
Allied Waste North America, Inc.,
Gtd. Notes
7.125%, 05/15/16	B2		800	798,000
Sr. Notes
7.25%, 03/15/15(a)	B2		310	310,388

				1,108,388

Financial Services — 0.5%
Chukchansi Economic Development Authority, Sr. Notes, 144A 8.00%, 11/15/13	B2		180	186,300
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) 7.50%, 07/18/16	Baa2		200	208,840

				395,140

Food & Beverage — 1.1%
Delhaize America, Inc., Gtd. Notes 9.00%, 04/15/31	Ba1		575	684,795
Ingles Markets, Inc., Gtd. Notes 8.875%, 12/01/11	B3		270	281,812

				966,607

Foods — 0.6%
Pilgrim’s Pride Corp., Sr. Unsec`d. Notes 7.625%, 05/01/15	B1		200	198,000
Supervalu, Inc., Sr. Notes(a) 7.50%, 11/15/14	B1		300	312,588

				510,588

2

Gaming — 3.9%
Boyd Gaming Corp., Sr. Sub. Notes 7.125%, 02/01/16	Ba3		200	195,250
Codere Finance Luxembourg SA, Sr. Notes (Luxembourg) 8.25%, 06/15/15	B2	EUR	125	173,102
Herbst Gaming, Inc., Gtd. Notes 7.00%, 11/15/14	B3		150	144,375
MGM Mirage, Gtd. Notes 6.875%, 04/01/16	Ba2		600	579,000
8.375%, 02/01/11(a)	B1		750	788,437
Station Casinos, Inc., Sr. Sub. Notes 6.50%, 02/01/14	Ba3		500	455,000
6.875%, 03/01/16	Ba3		65	59,475
Wynn Las Vegas LLC, First Mortgage(a) 6.625%, 12/01/14	B2		1,000	990,000

				3,384,639

Healthcare - Medical Products — 1.0%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10) 9.63%, (v) 01/01/15	Caa1		375	299,063
VWR International, Inc., Sr. Sub. Notes(a) 8.00%, 04/15/14	B3		550	559,625

				858,688

Healthcare - Services — 1.8%
DaVita, Inc., Gtd. Notes(a) 7.25%, 03/15/15	B2		430	435,375
Service Corp. International / US, Sr. Notes 7.625%, 10/01/18	B1		200	210,000
Tenet Healthcare Corp., Sr. Notes 9.875%, 07/01/14	Caa1		250	253,437
Sr. Unsec’d. Notes 7.375%, 02/01/13(a)	Caa1		423	391,275
Triad Hospitals, Inc. Sr. Sub. Notes 7.00%, 11/15/13	B2		300	306,750

				1,596,837

Hospitals/Hospital Management — 4.1%
Fresenius Medical Care Capital Trust IV, Gtd. Notes 7.875%, 06/15/11	B1		300	317,250
HCA, Inc.,
Notes 7.69%, 06/15/25	Caa1		350	294,723
Sec’d. Notes, 144A
9.125%, 11/15/14	B2		160	170,200
9.25%, 11/15/16 (a)	Caa1		2,100	2,231,250
Sr. Unsec`d. Notes 6.25%, 02/15/13	Ba2		323	285,451
Rotech Healthcare, Inc., Gtd. Notes(a) 9.50%, 04/01/12	Caa3		300	311,250

				3,610,124

Machinery — 0.3%
Chart Industries, Inc., Sr. Sub. Notes, 144A 9.125%, 10/15/15	B3		270	286,200

Media — 1.2%
DirecTV Holdings LLC /DirecTV Financing Co., Sr. Notes 8.375%, 03/15/13	Ba3		500	523,125
Idearc, Inc., Sr. Notes, 144A 8.00%, 11/15/16	B2		475	482,719

				1,005,844

Media - Cable — 2.5%
CSC Holdings, Inc.,
Sr. Notes 7.625%, 04/01/11	B2		850	875,500
Sr. Notes, 144A 6.75%, 04/15/12	B2		425	420,750
Telenet Group Holding NV, Disc. Notes, Zero Coupon (until 12/15/08), 144A (Belgium) 11.50%, (v) 06/15/14	Caa1		655	592,775
UPC Holding BV, Sec`d. Notes (Netherlands) 7.75%, 01/15/14	B3	EUR	250	329,505

				2,218,530

Metals — 0.1%
Novelis, Inc., Gtd. Notes (Canada) 7.25%, 02/15/15	B2		105	107,625

Oil & Gas Exploration/Production — 1.7%
Complete Production Services, Inc., Sr. Notes, 144A 8.00%, 12/15/16	B2		100	101,250
Hanover Compressor Co., Sr. Notes 9.00%, 06/01/14	B2		300	319,500
OPTI Canada, Inc., Gtd. Notes, 144A 8.25%, 12/15/14	B1		400	418,000
Roseton/Danskammer, Pass Through Certificates 7.27%, 11/08/10	Ba3		200	204,500
SemGroup LP, Sr. Notes, 144A(a) 8.75%, 11/15/15	B1		400	401,000

				1,444,250

Oil, Gas & Consumable Fuels — 4.4%
AmeriGas Partners LP, Sr. Notes 7.125%, 05/20/16	B1		740	723,350
Chesapeake Energy Corp.,
Gtd. Notes 7.75%, 01/15/15	Ba2		175	179,375
Sr. Notes 6.375%, 06/15/15	Ba3		875	848,750
7.00%, 08/15/14	Ba2		300	301,500
3

7.50%, 06/15/14	Ba2		25	25,719
El Paso Production Holding Co., Gtd. Notes 7.75%, 06/01/13	B1		750	776,250
Newfield Exploration Co., Sr. Sub. Notes 6.625%, 09/01/14	Ba3		200	196,500
6.625%, 04/15/16	Ba3		100	98,000
Pogo Producing Co., Sr. Sub. Notes 7.875%, 05/01/13	B1		575	579,312
Pride International, Inc., Sr. Notes 7.375%, 07/15/14	Ba2		125	126,875

				3,855,631

Packaging — 0.2%
Gerresheimer Holdings GMBH, Gtd. Notes (Germany) 7.875%, 03/01/15	Caa1	EUR	125	170,251
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A(g)(i) 9.00%, 11/30/08	NR		55	0

				170,251

Paper & Forest Products — 4.6%
Abitibi-Consolidated, Inc., Notes (Canada)(a) 8.55%, 08/01/10	B2		400	408,500
Bowater Canada Finance, Gtd. Notes (Canada) 7.95%, 11/15/11	B2		160	160,400
Cascades, Inc., Sr. Notes (Canada) 7.25%, 02/15/13	Ba3		310	310,775
Georgia Pacific Corp.,
Debs. 7.375%, 12/01/25	B2		340	329,800
9.50%, 12/01/11	B2		500	550,000
Gtd. Notes, 144A 7.125%, 01/15/17	Ba3		400	398,000
Notes 7.75%, 11/15/29(a)	B2		50	49,500
Sr. Notes 8.00%, 01/15/24	B2		310	311,550
JSG Holding PLC, Sr. Notes, PIK (Ireland) 11.50%, 10/01/15	Caa2	EUR	162	223,818
Smurfit Capital Funding PLC, Debs. (Ireland) 7.50%, 11/20/25	B1		100	101,000
Smurfit Kappa Funding (Ireland),
Sr. Notes 9.625%, 10/01/12	B3		740	786,250
Sr. Sub. Notes
7.75%, 04/01/15	Caa1		100	100,750
Verso Paper Holdings LLC, Sec`d. Notes, 144A 9.125%, 08/01/14	B2		300	315,000

				4,045,343

Personnel Services — 0.2%
Corrections Corp. of America, Gtd. Notes 6.75%, 01/31/14	Ba2		130	130,325

Pipelines & Other — 0.9%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes 8.375%, 05/01/16	B2		750	793,125

Printing & Publishing — 0.2%
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes(a) 9.875%, 08/15/13	B2		150	163,125

Publishing — 0.9%
Lighthouse International Co. SA, Gtd. Notes (Luxembourg) 8.00%, 04/30/14	B2	EUR	375	532,747
Primedia, Inc., Sr. Notes 8.00%, 05/15/13	B2		225	216,562

				749,309

Real Estate — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes 6.50%, 02/01/17	Ba3		150	146,625

Real Estate Investment Trusts — 1.1%
Host Marriott LP, Sr. Notes 7.00%, 08/15/12	Ba1		500	505,000
Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	Ba2		450	456,750

				961,750

Retailers — 1.5%
Bon-Ton Department Stores, Inc., Gtd. Notes(a) 10.25%, 03/15/14	B3		400	414,000
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes 6.75%, 05/01/14	Ba3		750	721,875
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes 8.75%, 06/15/12	B2		200	203,000

				1,338,875

Semiconductors — 0.2%
Sensata Technologies BV, Sr. Notes, 144A (Netherlands) 8.25%, 05/01/14	Caa1		200	196,500

Services Cyclical - Rental Equipment — 0.7%
Hertz Corp., Gtd. Notes 8.875%, 01/01/14	B1		565	600,313

Technology — 0.9%
Freescale Semiconductor, Inc.,
Sr. Notes, 144A 8.875%, 12/15/14	B1		200	199,000
9.125%, 12/15/14	B1		300	298,125
4

Sanmina-SCI Corp., Sr. Sub. Notes(a) 8.125%, 03/01/16	B2		325	309,563

				806,688

Telecommunications — 9.2%
Cincinnati Bell, Inc., Sr. Sub. Notes(a) 8.375%, 01/15/14	B2		425	435,625
Citizens Communications Co., Sr. Notes 9.00%, 08/15/31	Ba2		210	226,275
Hawaiian Telecom Communications, Inc., Gtd. Notes(a) 9.75%, 05/01/13	B3		200	206,000
Intelsat Subsidiary Holding Co. Ltd., (Bermuda), Sr. Notes 8.25%, 01/15/13	B2		970	1,003,950
Intelsat Corp., Gtd. Notes
9.00%, 08/15/14	B2		125	134,688
144A 9.00%, 06/15/16	B2		300	326,625
Nordic Telephone Co. Holdings,
Sec`d. Notes, 144A (Denmark) 8.25%, 05/01/16	B2	EUR	125	179,008
8.875%, 05/01/16	B2		500	537,500
Nortel Networks Ltd.,
Gtd. Notes, 144A (Canada)
10.125%, 07/15/13	B3		175	191,625
10.75%, 07/15/16	B3		75	82,875
Qwest Capital Funding, Inc., Gtd. Notes
7.25%, 02/15/11	B1		75	76,875
7.625%, 08/03/21	B1		150	150,375
7.90%, 08/15/10(a)	B1		250	260,625
Qwest Communications International, Inc., Gtd. Notes 7.50%, 02/15/14	Ba3		550	567,875
Qwest Corp., Debs.
7.50%, 06/15/23	Ba1		575	583,625
Notes 8.875%, 03/15/12	Ba1		500	555,000
Sr. Notes 7.625%, 06/15/15	Ba1		525	562,406
Rogers Wireless, Inc., Sec’d. Notes (Canada) 7.50%, 03/15/15	Ba1		800	860,000
Rural Cellular Corp., Sr. Notes 9.875%, 02/01/10	B3		200	212,000
Time Warner Telecom Holdings, Inc., Gtd. Notes 9.25%, 02/15/14	B3		550	589,187
Windstream Corp., Gtd. Notes, 144A 8.625%, 08/01/16	Ba3		225	245,531

				7,987,670

Telecommunications - Cellular — 2.2%
American Cellular Corp., Sr. Notes 10.00%, 08/01/11	B3		325	344,500
Nextel Communications, Inc., Gtd. Notes 7.375%, 08/01/15	Baa3		425	435,563
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)(a) 10.75%, 12/01/15	B2		1,000	1,152,500

				1,932,563

Textiles & Apparel — 0.7%
Quicksilver, Inc., Gtd. Notes(a) 6.875%, 04/15/15	Ba3		600	586,500

Tobacco — 0.5%
Reynolds American, Inc., Gtd. Notes
7.625%, 06/01/16	Ba2		275	290,942
7.75%, 06/01/18	Ba2		100	106,800

				397,742

Transportation — 0.4%
Horizon Lines LLC, Gtd. Notes 9.00%, 11/01/12	B3		300	315,750

Utilities - Distribution — 0.6%
Suburban Propane Partners LP, Sr. Notes 6.875%, 12/15/13	B1		505	491,113

Utilities - Electric — 6.7%
AES Corp., Sec’d. Notes, 144A 8.75%, 05/15/13	Ba3		775	826,344
Midwest Generation LLC, Sec’d. Notes 8.75%, 05/01/34	Ba2		1,290	1,393,200
NRG Energy, Inc., Gtd. Notes
7.25%, 02/01/14	B1		300	300,750
7.375%, 02/01/16	B1		1,255	1,256,569
PSEG Energy Holdings LLC, Sr. Notes 8.50%, 06/15/11	Ba3		400	427,000
Reliant Energy, Inc.,
Sec’d. Notes 6.75%, 12/15/14	B2		370	364,450
9.25%, 07/15/10(a)	B2		450	472,500
Sierra Pacific Resources, Sr. Notes 6.75%, 08/15/17	B1		675	676,289
Tenaska Alabama Partners LP, Sec’d. Notes, 144A 7.00%, 06/30/21	Ba2		154	154,043

				5,871,145

Utilities - Pipelines — 4.3%
El Paso Corp., Notes
7.875%, 06/15/12(a)	B2		750	793,125
Sr. Notes
7.80%, 08/01/31(a)	B2		750	800,625
8.05%, 10/15/30(a)	B2		450	495,000
Southern Natural Gas Co., Notes 8.00%, 03/01/32	Ba1		125	144,681
5

Williams Cos., Inc., Notes
7.875%, 09/01/21	Ba2	500	537,500
Sr. Notes 7.625%, 07/15/19(a)	Ba2	750	800,625
Williams Partners LP, Bonds, 144A 7.25%, 02/01/17	Ba3	150	154,125

			3,725,681

Total Corporate Bonds (Cost $84,622,687)			87,531,963

Bank Loans — 2.5%
Charter Communications Term B, 144A 7.99%, 04/25/13	B2	500	505,265
Ford Motor Co. Term B, 144A(g) 8.36%, 11/29/13	NR	1,000	1,014,931
Freeport McMoRan Copper & Gold, Inc., 144A(g) 7.50%, 01/02/08	NR	500	497,890
Wind Acquisition Finance SA, 144A(g) 12.61%, 12/21/11	B-(d)	200	200,363

Total Bank Loans (Cost $2,197,988)			2,218,449

	Shares

Common Stocks — 0.1%
Chemicals — 0.1%
General Chemicals Industry Products	179	49,907

Packaging
Russell Stanley Holdings, Inc., 144A(g)(i)*	6,000	0

Total Common Stocks (Cost $577,332)		49,907

	Units

Warrants *
Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/11	103	0
General Chemical Industry Product, Inc., Series B, Expiring 04/30/11	77	0

		0

Metals
ACP Holding Corp., Expiring 10/07/13, 144A(g)(i)	19,512	30,731

Packaging
Pliant Corp., Expiring 06/01/10, 144A(g)(i)	475	5

Paper
MDP Acquisitions PLC, Expiring 10/01/13 (Ireland), 144A(g)	275	4,400

Publishing
Advanstar Holdings Corp., Expiring 10/15/11, 144A(g)(i)	225	2
Ziff Davis Media, Inc., Expiring 08/12/12, 144A(g)(i)	4,400	44

		46

Total Warrants (Cost $239)		35,182

	Shares

Preferred Stocks *
Publishing
Ziff Davis Media, Inc., Series E, 10.00%, PIK, 144A(g)(i) (Cost $1)	2	240

Rights *
Consumer Products - Household & Leisure
Sleepmaster Membership Interests (cost $0)	264	0

Total Long-Term Investments (Cost $87,398,247)		89,835,741

Short-Term Investments — 30.0%
Affiliated Money Market Mutual Fund — 29.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $25,990,545; includes $22,351,073 of cash collateral for securities on loan) (b)(w)	25,990,545	25,990,545

Principal Amount (000)#

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills(k)(n) 4.805%, 03/15/07 (cost $64,636)	65	64,620

	Notional Amount (000)

Outstanding Options Purchased *
Put Option
Eurodollar Futures expiring 03/22/2007, Strike Price $91.75 (cost $447)	47,000	294

Total Short-Term Investments (Cost $26,055,628)		26,055,459

Total Investments — 133.1% (Cost $113,453,875)(o)(p)		115,891,200
Liabilities in Excess of Other Assets(u) — (33.1)%		(28,816,917)

NET ASSETS — 100.0%		$87,074,283

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

EUR	Euro

PIK	Payment-in-kind

NR	Not Rated by Moody`s or Standard & Poor`s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,701,702; cash collateral of $22,351,073 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(g)	Indicates a security that has been deemed illiquid.
6

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of January 31, 2007, 5 securities representing $49,912 and 0.1% of the total market value were fair valued in accordance with policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Portfolio’s investments was $113,567,257; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,323,943 (gross unrealized appreciation $3,379,379; gross unrealized depreciation $1,055,436). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts at January 31, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2007	Unrealized Depreciation

Long Positions:
102	Euro Dollar	Dec 07	$24,295,163	$24,182,925	$(112,238)

Forward foreign currency exchange contracts outstanding at January 31, 2007:

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Value at January 31, 2007	Unrealized Depreciation

Feb 07	Sell EUR	1,903,000	$2,471,240	$2,480,287	$(9,047)

Reverse Repurchase Agreement outstanding at January 31, 2007:

The Portfolio entered into a reverse repurchase agreement with a qualified, third party broker-dealer as determined by and under the procedures established by the Fund’s Board of Directors. Interest on the value of the reverse repurchase agreement issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Broker	Interest Rate	Trade Date	Value at January 31, 2007	Maturity Date	Cost

Lehman Brothers	4.50%	1/4/2007	$6,917,520	2/8/2007	$6,917,520

Interest rate swap agreements outstanding at January 31, 2007:

Description	Expiration Month	Notional Amount (000)	Unrealized Depreciation

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.0%(1)	12/19/08	$300	$(852)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.0%(2)	12/19/08	1,100	(3,357)

			$(4,209)

Broker/Counterparty:
(1) UBS AG
(2) Goldman Sachs Capital Markets, L.P.

Credit default swap agreements outstanding at January 31, 2007:

Description	Expiration Date	Notional Amount (000)	Unrealized Appreciation

Receive a fixed rate equal to 0.70% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Co., 7.0%, due 10/01/13(3)	06/20/07	$400	$272

Receive a fixed rate equal to 0.32% and the Portfolio will pay to the counterparty at par in the event of default of “GAZPROM”(2)	02/20/07	100	8

Receive a fixed rate equal to 0.44% and the Portfolio will pay to the counterparty at par in the event of Russian Federation 5.0%, due 03/31/30(1)	06/20/07	250	230

			$510

Broker/Counterparty:
(1) Deutsche Bank
(2) HSBC Bank USA, N.A.
(3) Credit Suisse International

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
7

Dryden Money Market Fund Schedule of Investments January 31, 2007 (Unaudited)

	Moody’s Ratings	Principal Amount (000)#	Value

Corporate Obligations — 40.8%
Aust & NZ Banking Group Series 144A, MTN(c)
5.336%, 12/28/07	Aa3	1,000	$1,000,000
Caja Madrid, Notes
5.36%, 01/18/08	Aa2	1,000	1,000,000
DnB NOR Bank ASA, 144A
5.31%, 02/25/08	Aa3	1,500	1,499,890
Goldman Sachs Group, Inc., MTN(c)
5.464%, 03/30/07	Aa3	4,000	4,000,676
HSBC USA, Inc., Sr. Notes, MTN(c)
5.32%, 02/15/08	NR	3,500	3,500,000
ING Verzekeringen NV, MTN, 144A
5.291%, 02/04/08	Aa3	2,000	2,000,000
Irish Life & Permanent PLC, Notes, MTN, 144A
5.36%, 02/21/08	A1	1,000	1,000,065
Merrill Lynch & Co., Notes, MTN(c)
5.33%, 02/15/08	Aa3	3,600	3,600,000
Morgan Stanley(c)
5.485%, 07/27/07	Aa3	4,000	4,002,947
National City Bank, Notes
5.01%, 02/14/07	NR	3,000	3,000,000
Nationwide Building Society, Notes, 144A(c)
5.443%, 01/28/08	Aa3	3,000	3,001,112
Paccar Financial Corp., Notes, MTN(c)
5.32%, 02/13/08	A1	2,500	2,500,046

Total Corporate Obligations
(Cost $30,104,736)			30,104,736

Commercial Paper — 32.5%
Bank of America Corp.	NR
5.25%, 03/09/07		2,000	1,989,500
5.20%, 03/22/07(n)		2,000	1,985,844
Barton Capital Corp., 144A
5.27%, 02/12/07	NR	1,300	1,297,907
Citigroup Funding, Inc.
5.26%, 02/05/07	NR	3,000	2,998,247
Falcon Asset Securitization
Corp., 144A
5.27%, 02/14/07	NR	3,500	3,493,339
General Electric Capital
Corp.
5.20%, 07/30/07	NR	3,000	2,922,433
Krediet Bank NA, 144A
5.24%, 03/01/07	NR	1,000	995,924
Nyala Funding, 144A
5.27%, 02/15/07	NR	500	498,975
Prudential PLC, 144A
5.24%, 03/19/07	NR	3,000	2,979,913
Sheffield Receivables, 144A
5.27%, 02/06/07	NR	1,805	1,803,679
Tulip Funding Corp., 144A
5.29%, 02/15/07	NR	2,000	1,995,886
5.29%, 02/27/07	NR	1,000	996,180

Total Commercial Paper
(Cost $23,957,827)			23,957,827

Certificates of Deposit — 23.0%
American Express Centurion
5.29%, 12/13/07	Aa3	2,000	$1,999,914
Banco Bilbao Vizcaya NY
5.31%, 06/20/07	NR	3,000	2,999,484
Bank of The West
5.31%, 11/19/07	Aa3	700	699,937
Barclays Bank PLC
5.61%, 06/21/07	NR	1,000	1,000,499
Fortis Bank NY
5.27%, 12/12/07	Aaa	1,500	1,499,744
Nordea Bank AB
5.70%, 06/28/07	NR	2,000	2,000,000
Royal Bank of Scotland
5.26%, 09/14/07	Aa1	3,800	3,799,272
Suntrust Bank
5.296%, 05/01/07	Aa2	3,000	2,999,988

Total Certificates of Deposit
(Cost $16,998,838)			16,998,838

U.S. Government Agency Obligation — 4.0%
Federal Home Loan Bank
5.555%, 08/15/07
(cost $3,000,000)		3,000	3,000,000

	Shares

Affiliated Money Market Mutual Fund — 0.3%
Dryden Core Investment Fund - Taxable Money
Market Series(w)	197,575	197,575

Total Investments — 100.6%
(Cost $74,258,976) †		74,258,976
Liabilities in Excess of Other Assets — (0.6)%		(474,119)

NET ASSETS — 100.0%		$73,784,857

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate amortized cost of such securities was $22,562,870. The aggregate market value of $22,562,870 is approximately 30.6% of net assets. Unless otherwise noted 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not rated by Moody’s or Standard & Poor’s.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
1

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward rates. Swaps are valued daily at current market value and any unrealized gain or loss included in the net unrealized appreciation or depreciation on investments.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date  March 22, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice

Judy A. Rice
President and Principal Executive Officer

Date  March 22, 2007

By (Signature and Title)*	/s/Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date  March 22, 2007

*          Print the name and title of each signing officer under his or her signature.